Schedule of Investments
November 30, 2020
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–101.98%
Alabama–1.92%
Alabama (State of) Port Authority; Series 2017 A, Ref. RB (INS - AGM)(a)(b)	5.00%	10/01/2033	$ 3,500	$ 4,250,260
Alabaster (City of), AL Board of Education; Series 2014 A, GO Wts. (INS - AGM)(b)	5.00%	09/01/2025	1,500	1,740,870
Birmingham (City of) & Jefferson (County of), AL Civic Center Authority; Series 2018 B, RB	5.00%	07/01/2035	2,345	2,446,445
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging);
Series 2016, RB	5.25%	06/01/2025	90	92,838
Series 2016, RB	5.50%	06/01/2030	2,000	2,099,420
Health Care Authority for Baptist Health; Series 2006 D, RB	5.00%	11/15/2021	230	230,766
Lee (County of), AL Public Building Authority (DHR Building); Series 2006, Revenue Ctfs. (INS - SGI)(b)	4.38%	09/01/2025	10	10,033
Lower Alabama Gas District (The); Series 2016 A, RB	5.00%	09/01/2034	5,000	6,880,850
Pell City (City of), AL Special Care Facilities Financing Authority (Noland Health Services, Inc.);
Series 2012, RB	5.00%	12/01/2021	2,250	2,352,668
Series 2016 A, RB	5.00%	12/01/2031	4,850	5,026,055
Selma (City of), AL Industrial Development Board (International Paper Co.); Series 2019, Ref. RB(c)	2.00%	10/01/2024	1,500	1,575,900
Southeast Alabama Gas Supply District (The) (No. 1);
Series 2018 B, RB (67% of 1 mo. USD LIBOR + 0.90%)(c)(d)	1.00%	04/01/2024	4,875	4,868,321
Series 2018 C, RB (SIFMA Municipal Swap Index + 0.65%)(c)(d)	0.75%	04/01/2024	1,625	1,627,811
Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR(e)	4.50%	05/01/2032	3,500	3,887,765
UAB Medicine Finance Authority; Series 2019, RB	5.00%	09/01/2031	550	715,242
				37,805,244
Arizona–2.89%
Arizona (State of) Health Facilities Authority (Scottsdale Lincoln Hospital); Series 2014, Ref. RB	5.00%	12/01/2032	3,400	3,953,180
Arizona (State of) Industrial Development Authority; Series 2019 A-2, RB	3.63%	05/20/2033	1,963	2,077,869
Arizona (State of) Industrial Development Authority (Academies of Math & Science); Series 2019, RB(e)	5.00%	07/01/2039	1,000	1,118,180
Arizona (State of) Industrial Development Authority (Basis Schools); Series 2017 D, Ref. RB(e)	5.00%	07/01/2037	630	708,322
Arizona (State of) Industrial Development Authority (Great Laked Senior Living Community); Series 2019 A, RB	5.00%	01/01/2035	2,600	2,493,296
Arizona (State of) Industrial Development Authority (Pinecrest Academy of Nevada-Horizon, Inspirada and St. Rose Campus Projects); Series 2018 A, RB(e)	5.75%	07/15/2038	1,810	2,072,631
Glendale (City of), AZ; Series 2015, Ref. RB (INS - AGM)(b)	5.00%	07/01/2029	1,000	1,202,440
Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus); Series 2017, Ref. RB	5.00%	11/15/2028	2,105	2,288,745
La Paz (County of), AZ Industrial Development Authority (Charter School Solutions- Harmony Public Schools); Series 2018 A, RB	5.00%	02/15/2038	1,200	1,391,064
Maricopa (County of), AZ Industrial Development Authority (GreatHearts Arizona); Series 2017 C, RB	5.00%	07/01/2037	315	378,986
Navajo (Nation of); Series 2015 A, Ref. RB(e)	5.50%	12/01/2030	725	805,330
Northern Arizona University; Series 2015, Ref. RB (INS - BAM)(b)	5.00%	06/01/2032	250	290,068
Peoria (City of), AZ Industrial Development Authority (Sierra Winds Life Care Community);
Series 2014, Ref. RB (Acquired 11/06/2014; Cost $1,663,936)(f)	5.00%	11/15/2024	1,655	1,636,299
Series 2014, Ref. RB (Acquired 11/06/2014; Cost $2,105,000)(f)	5.25%	11/15/2029	2,105	2,047,849
Phoenix (City of), AZ Industrial Development Authority (Great Hearts Academies); Series 2016, Ref. RB	5.00%	07/01/2036	1,000	1,109,800
Phoenix (City of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, RB(e)	5.75%	07/01/2024	825	886,149
Phoenix (City of), AZ Industrial Development Authority (Rowan University); Series 2012, RB	5.00%	06/01/2027	3,000	3,174,060
Phoenix Civic Improvement Corp.; Series 2019 A, RB	5.00%	07/01/2033	3,500	4,154,080
Pima (County of), AZ Industrial Development Authority (American Leadership Academy);
Series 2015, Ref. RB(e)	5.38%	06/15/2035	1,360	1,466,080
Series 2017, RB(e)	4.75%	06/15/2037	4,500	4,572,540
Pima (County of), AZ Industrial Development Authority (Desert Heights Charter School); Series 2014, Ref. RB (Acquired 05/22/2014; Cost $325,000)(f)	6.00%	05/01/2024	325	343,831
Pima (County of), AZ Industrial Development Authority (Excalibur Charter School (The)); Series 2016, Ref. RB(e)	5.00%	09/01/2026	45	47,264
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arizona–(continued)
Pima (County of), AZ Industrial Development Authority (Grande Innovations Academy); Series 2018, RB(e)	5.00%	07/01/2033	$ 2,245	$ 2,310,060
Salt River Project Agricultural Improvement & Power District; Series 2016 A, Ref. RB	5.00%	01/01/2034	5,500	6,839,800
Tempe (City of), AZ Industrial Development Authority (Mirabella at ASU);
Series 2017 A, RB(e)	5.50%	10/01/2027	1,245	1,309,516
Series 2017 B, RB(e)	4.00%	10/01/2023	460	458,519
University of Arizona Board of Regents (Arizona Biomedical Research Collaborative Building); Series 2006, COP (INS - AMBAC)(b)	4.50%	06/01/2031	20	20,062
Verrado Community Facilities District No. 1;
Series 2013 A, Ref. GO Bonds(e)	5.00%	07/15/2021	485	489,549
Series 2013 A, Ref. GO Bonds(e)	5.00%	07/15/2022	570	582,152
Series 2013 A, Ref. GO Bonds(e)	5.00%	07/15/2023	825	850,880
Series 2013 B, GO Bonds(e)	5.00%	07/15/2023	285	293,940
Westpark Community Facility District; Series 2016, Ref. GO Bonds	5.00%	07/15/2032	2,000	2,259,580
Yavapai (County of), AZ Industrial Development Authority (Northern Arizona Healthcare System); Series 2011, Ref. RB	5.25%	10/01/2026	2,000	2,076,300
Yuma (City of), AZ Industrial Development Authority (Regional Medical Center); Series 2014 A, RB	5.00%	08/01/2025	1,000	1,149,260
				56,857,681
Arkansas–0.08%
Pulaski (County of), AR Public Facilities Board; Series 2014, RB	5.00%	12/01/2028	1,345	1,538,451
California–7.67%
Adelanto (City of), CA Public Utility Authority;
Series 2017 A, Ref. RB (INS - AGM)(b)	5.00%	07/01/2027	175	227,988
Series 2017 A, Ref. RB (INS - AGM)(b)	5.00%	07/01/2028	315	406,596
Series 2017 A, Ref. RB (INS - AGM)(b)	5.00%	07/01/2029	300	384,645
Series 2017 A, Ref. RB (INS - AGM)(b)	5.00%	07/01/2030	325	414,495
Series 2017 A, Ref. RB (INS - AGM)(b)	5.00%	07/01/2031	310	393,393
Series 2017 A, Ref. RB (INS - AGM)(b)	5.00%	07/01/2032	310	390,690
Atwater (City of), CA; Series 2017 A, Ref. RB (INS - AGM)(b)	5.00%	05/01/2033	100	123,085
Bay Area Toll Authority (San Francisco Bay Area); Series 2001 A, RB (SIFMA Municipal Swap Index + 1.25%)(c)(d)	1.35%	04/01/2027	3,000	3,045,630
Beaumont (City of), TX Financing Authority (Improvement Area No. 17A); Series 2013 B, RB	5.00%	09/01/2028	1,000	1,097,250
California (County of), CA Tobacco Securitization Agency;
Series 2020 A, Ref. RB	5.00%	06/01/2032	385	509,863
Series 2020 A, Ref. RB	5.00%	06/01/2033	600	786,480
Series 2020 B-1, Ref. RB	1.75%	06/01/2030	1,000	1,033,700
California (County of), CA Tobacco Securitization Agency (Gold Country Settlement Funding Corp.); Series 2006, RB(g)	0.00%	06/01/2033	3,000	1,467,660
California (State of);
Series 2015, Ref. GO Bonds	5.00%	03/01/2030	5,000	5,947,800
Series 2020, Ref. GO Bonds	4.00%	03/01/2040	5,000	6,120,450
California (State of) County Tobacco Securitization Agency; Series 2014, Ref. RB	4.00%	06/01/2029	2,000	2,009,260
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2002, RB	6.00%	06/01/2042	2,250	2,252,655
California (State of) Educational Facilities Authority (Chapman University); Series 2011, RB	5.00%	04/01/2025	420	426,279
California (State of) Enterprise Development Authority (Academy for Academic Excellence); Series 2020 A, RB(e)	5.00%	07/01/2040	1,000	1,086,230
California (State of) Health Facilities Financing Authority (Children’s Hospital of Orange County); Series 2011 A, RB	5.00%	11/01/2024	500	520,535
California (State of) Housing Finance Agency;
Series 2019 2, Class A, Revenue Ctfs.	4.00%	03/20/2033	6,903	7,700,718
Series 2019 A-1, RB	4.25%	01/15/2035	1,965	2,253,122
California (State of) Municipal Finance Authority (American Heritage Education Foundation); Series 2016 A, Ref. RB	5.00%	06/01/2046	875	973,875
California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing); Series 2018, RB	5.00%	05/15/2035	5,000	5,912,200
California (State of) Municipal Finance Authority (Emerson College);
Series 2011, RB(c)(h)	5.00%	01/01/2022	1,230	1,290,946
Series 2011, RB	5.00%	01/01/2028	270	280,981
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Municipal Finance Authority (Harbor Regional Center); Series 2015, Ref. RB	5.00%	11/01/2032	$ 1,000	$ 1,186,160
California (State of) Pollution Control Finance Authority; Series 2012, RB(a)(e)	5.00%	07/01/2027	6,695	7,136,803
California (State of) Public Finance Authority (Sharp HealthCare); Series 2017 B, VRD RB (LOC - Barclays Bank PLC)(i)(j)	0.01%	08/01/2052	700	700,000
California (State of) Public Works Board (California Community Colleges); Series 2004 B, RB	5.50%	06/01/2022	125	125,534
California (State of) School Finance Authority (Alliance for College-Ready Public Schools); Series 2013 A, RB	5.25%	07/01/2023	660	699,521
California (State of) School Finance Authority (KIPP LA); Series 2014 A, RB	4.13%	07/01/2024	320	341,629
California (State of) Statewide Communities Development Authority (Bakersfield Consolidated Reassessment District No. 12-1); Series 2012, RB	5.00%	09/02/2022	100	106,236
California (State of) Statewide Communities Development Authority (California Baptist University); Series 2017 A, Ref. RB(e)	5.00%	11/01/2032	1,135	1,252,643
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center);
Series 2014, RB	5.25%	12/01/2029	4,300	4,807,615
Series 2018 A, RB(e)	5.25%	12/01/2038	1,000	1,164,460
California (State of) Statewide Communities Development Authority (University of California, Irvine East Campus Apartments, CHF-Irvine, LLC); Series 2016, Ref. RB	5.00%	05/15/2032	1,250	1,411,075
California Public Finance Authority (Henry Mayo Newhall Hospital);
Series 2017, Ref. RB	5.00%	10/15/2031	1,070	1,242,056
Series 2017, Ref. RB	5.00%	10/15/2033	1,000	1,152,260
California Statewide Communities Development Authority (Baptist University); Series 2017 A, Ref. RB(e)	3.00%	11/01/2022	875	880,215
Chula Vista (City of), CA Municipal Financing Authority; Series 2015 B, Ref. RB	5.00%	09/01/2026	1,500	1,804,155
Corona-Norco Unified School District (Community Facilities District No. 98-1);
Series 2013, Ref. RB	5.00%	09/01/2021	810	839,322
Series 2013, Ref. RB	5.00%	09/01/2023	1,000	1,130,890
El Centro (City of), CA Financing Authority (El Centro California Redevelopment); Series 2011, RB	6.63%	11/01/2025	100	102,474
El Dorado (County of), CA (Community Facilities District No. 1992-1 - El Dorado Hills Development); Series 2012, Ref. RB	5.00%	09/01/2024	495	535,536
Fresno (City of), CA; Series 2010 A-1, RB	5.50%	06/01/2022	1,000	1,001,200
Golden State Tobacco Securitization Corp.;
Series 2013 A, RB	5.00%	06/01/2021	2,000	2,047,580
Series 2017 A-1, Ref. RB	5.00%	06/01/2027	4,000	5,024,120
Series 2018A-1, Ref. RB	5.00%	06/01/2030	4,000	5,031,200
Indio (City of), CA Community Facilities District No. 2004-3 (Improvement Area No. 1); Series 2015, Ref. RB	5.00%	09/01/2035	955	1,084,956
Irvine (City of), CA (Reassessment District No. 13-1);
Series 2013, RB	5.00%	09/02/2021	375	388,628
Series 2013, RB	5.00%	09/02/2022	710	767,027
Series 2013, RB	5.00%	09/02/2023	500	561,980
Lake Elsinore (City of), CA Public Financing Authority; Series 2015, Ref. RB	5.00%	09/01/2028	2,115	2,464,567
Lancaster (City of), CA Redevelopment Agency Successor Agency (Lancaster Public Capital Improvements); Series 2010, Ref. RB	5.50%	12/01/2028	455	456,388
Lancaster (City of), CA Redevelopment Agency Successor Agency (Redevelopment Areas); Series 2017, Ref. RB (INS - AGM)(b)	4.00%	08/01/2039	3,400	3,766,282
Lodi (City of), CA Public Financing Authority; Series 2012, Ref. RB	5.25%	10/01/2026	500	531,360
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport);
Series 2018 B, Ref. RB(a)	5.00%	05/15/2029	2,000	2,550,980
Series 2018 D, Ref. RB(a)	5.00%	05/15/2031	3,000	3,858,840
Series 2019 E, RB	5.00%	05/15/2031	905	1,174,871
Los Angeles Unified School District; Series 2020 RYQ, GO Bonds	4.00%	07/01/2038	5,000	6,097,750
Modesto (City of), CA Irrigation District; Series 2015 B, Ref. RB	5.00%	10/01/2028	1,595	1,910,236
Monrovia (City of), CA Redevelopment Agency Successor Agency (Central Redevelopment - Project Area No. 1); Series 2011, RB(c)(h)	6.50%	05/01/2021	100	102,592
Murrieta (City of), CA Public Financing Authority; Series 2012, Ref. RB	5.00%	09/01/2023	1,000	1,074,560
Oakland Unified School District (County of Alameda);
Series 2015 A, GO Bonds	5.00%	08/01/2028	1,000	1,187,290
Series 2015 A, GO Bonds	5.00%	08/01/2029	1,160	1,371,677
Oroville (City of), CA (Oroville Hospital); Series 2019, RB	5.25%	04/01/2034	2,000	2,261,340
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Palomar Health; Series 2016, Ref. RB	5.00%	11/01/2031	$ 500	$ 588,495
Rancho Cordova (City of), CA Community Facilities District No. 2003-1 (Sunridge Anatolia);
Series 2012, Ref. RB	5.00%	09/01/2022	575	617,469
Series 2012, Ref. RB	5.00%	09/01/2023	450	483,061
Redwood City (City of), CA (Redwood Shores Community Facilities District No. 99-1 - Shores Transportation Improvement); Series 2012, Ref. RB	5.00%	09/01/2026	495	527,630
Riverside (City of), CA (Riverwalk Assessment District); Series 2011, Ref. RB	5.25%	09/02/2026	400	408,200
Riverside (County of), CA (Community Facilities District No. 04-2); Series 2012, Ref. RB	5.00%	09/01/2028	500	534,910
Riverside (County of), CA Public Financing Authority (County Facilities);
Series 2012, Ref. RB	5.00%	05/01/2025	250	266,108
Series 2012, Ref. RB	5.00%	05/01/2026	250	265,888
Riverside (County of), CA Public Financing Authority (Desert Communities and Interstate 215 Corridor - Project Area No. 1); Series 2015 A, RB (INS - AGM)(b)	5.00%	10/01/2029	1,375	1,624,136
San Buenaventura (City of), CA (Community Memorial Health System);
Series 2011, RB	6.25%	12/01/2020	1,000	1,000,000
Series 2011, RB	6.50%	12/01/2022	2,620	2,758,860
San Diego (City of), CA Community Facilities District No. 3; Series 2013, Ref. RB	5.00%	09/01/2024	520	576,982
San Diego (County of), CA Regional Airport Authority; Series 2013 B, RB(a)	5.00%	07/01/2023	700	777,140
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Series 2011 C, Ref. RB(a)(c)(h)	5.00%	05/01/2021	2,000	2,039,600
Series 2019 D, Ref. RB	5.00%	05/01/2030	1,800	2,367,936
Series 2019 E, Ref. RB(a)	5.00%	05/01/2035	2,000	2,532,160
San Francisco (City & County of), CA Redevelopment Financing Authority (Mission Bay South Redevelopment); Series 2011 D, RB(c)(h)	6.63%	02/01/2021	500	505,215
San Francisco (City & County of), CA Successor Agency to the Redevelopment Agency Community Facilities District No. 6 (Mission Bay South Public Improvements);
Series 2013 A, Ref. RB	5.00%	08/01/2027	750	799,860
Series 2013 B, RB	5.00%	08/01/2027	405	431,924
San Jose (City of), CA; Series 2011 A-1, RB(a)	5.25%	03/01/2026	2,000	2,021,860
San Luis Obispo (County of), CA Financing Authority (Lopez Dam Improvement); Series 2011 A, Ref. RB (INS - AGM)(b)	5.50%	08/01/2026	3,195	3,307,049
Santa Clarita (City of), CA Community Facilities District No. 2002-1 (Valencia Town Center); Series 2012, Ref. RB	5.00%	11/15/2022	520	557,924
Santa Margarita Water District (Community Facilities District No. 2013-1);
Series 2013, RB	5.00%	09/01/2026	990	1,090,317
Series 2013, RB	5.13%	09/01/2027	1,150	1,265,943
South Gate Utility Authority; Series 2012, RB(c)(h)	5.25%	10/01/2022	500	546,500
South Tahoe Joint Powers Financing Authority (South Tahoe Redevelopment Project Area No. 1); Series 2015 A, Ref. RB (INS - NATL)(b)	5.00%	10/01/2028	2,080	2,342,558
West Contra Costa Unified School District (Election of 2005); Series 2008 B, GO Bonds	6.00%	08/01/2023	1,000	1,147,190
Westlands Water District;
Series 2012 A, Ref. RB(c)(h)	5.00%	09/01/2022	80	86,547
Series 2012 A, Ref. RB (INS - AGM)(b)	5.00%	09/01/2026	100	108,336
Series 2012 A, Ref. RB (INS - AGM)(b)	5.00%	09/01/2027	20	21,652
William S. Hart Union High School District (Community Facilities District No. 2005-1); Series 2015, Ref. RB	5.00%	09/01/2032	1,045	1,178,394
				151,170,378
Colorado–2.10%
Arkansas (State of) River Power Authority;
Series 2006, RB(h)	5.88%	10/01/2021	355	371,188
Series 2018 A, Ref. RB	5.00%	10/01/2032	2,645	3,148,370
Aurora Crossroads Metropolitan District No. 2; Series 2020 A, GO Bonds	5.00%	12/01/2040	1,480	1,547,902
BNC Metropolitan District No. 1; Series 2017 A, Ref. GO Bonds (INS - BAM)(b)	5.00%	12/01/2032	360	444,168
Brighton Crossing Metropolitan District No. 4; Series 2017 A, GO Bonds	5.00%	12/01/2037	525	551,198
Broadway Park North Metropolitan District No. 2; Series 2020, GO Bonds(e)	5.00%	12/01/2040	1,325	1,393,608
Centerra Metropolitan District No. 1 (In the City of Loveland); Series 2017, Ref. RB(e)	5.00%	12/01/2029	4,000	4,222,360
Colorado (State of) Health Facilities Authority (Christian Living Neighborhoods); Series 2016, Ref. RB	5.00%	01/01/2031	2,475	2,660,155
Colorado (State of) Health Facilities Authority (Commonspirit Health); Series 2019 A, Ref. RB	4.00%	08/01/2037	4,730	5,432,500
Colorado (State of) Health Facilities Authority (SCL Health System); Series 2019 A, Ref. RB	5.00%	01/01/2034	2,425	3,138,920
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Colorado (State of) Health Facilities Authority (Sunny Vista Living Center);
Series 2015 A, Ref. RB(e)	5.00%	12/01/2025	$ 550	$ 558,074
Series 2015 A, Ref. RB(e)	5.50%	12/01/2030	750	762,758
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3); Series 2010, RB	5.00%	01/15/2022	850	851,105
Dacono Urban Renewal Authority; Series 2020, RB	6.25%	12/01/2039	1,000	1,021,180
Denver (City & County of), CO;
Series 2012 A, RB(a)	5.00%	11/15/2022	740	804,328
Series 2018 A, Ref. RB(a)	5.00%	12/01/2030	2,000	2,646,240
Series 2018 A-2, RB(g)	0.00%	08/01/2030	800	649,552
Series 2018 A-2, RB(g)	0.00%	08/01/2031	1,000	773,890
Denver (City & County of), CO (United Airlines, Inc.); Series 2017, Ref. RB(a)	5.00%	10/01/2032	3,000	3,098,940
Denver (State of) Health & Hospital Authority;
Series 2019 A, Ref. RB	4.00%	12/01/2037	1,000	1,120,460
Series 2019 A, Ref. RB	4.00%	12/01/2038	1,250	1,394,625
Interquest South Business Improvement District; Series 2017, GO Bonds	4.50%	12/01/2030	230	235,587
Jefferson (County of), CO Center Metropolitan District No. 1; Series 2020 A-2, RB	4.13%	12/01/2040	575	592,089
Plaza Metropolitan District No. 1;
Series 2013, Ref. RB(e)	5.00%	12/01/2021	1,045	1,071,825
Series 2013, Ref. RB(e)	5.00%	12/01/2022	1,000	1,047,570
Vauxmont Metropolitan District;
Series 2019, Ref. GO Bonds (INS - AGM)(b)	5.00%	12/15/2031	135	157,843
Series 2019, Ref. GO Bonds (INS - AGM)(b)	5.00%	12/15/2032	160	186,475
Series 2020, Ref. GO Bonds (INS - AGM)(b)	5.00%	12/01/2031	230	298,995
Series 2020, Ref. GO Bonds (INS - AGM)(b)	5.00%	12/01/2032	250	322,868
Series 2020, Ref. GO Bonds (INS - AGM)(b)	5.00%	12/01/2033	255	327,991
Series 2020, Ref. GO Bonds (INS - AGM)(b)	5.00%	12/01/2034	285	365,980
Series 2020, Ref. GO Bonds (INS - AGM)(b)	5.00%	12/01/2035	100	127,968
				41,326,712
Connecticut–1.60%
Connecticut (State of);
Series 2018 C, GO Bonds	5.00%	06/15/2027	3,000	3,816,630
Series 2019 A, GO Bonds	5.00%	04/15/2034	3,450	4,432,836
Series 2019 A, GO Bonds	5.00%	04/15/2035	1,150	1,474,369
Connecticut (State of) (Transportation Infrastructure); Series 2018, RB	5.00%	01/01/2030	3,500	4,444,440
Connecticut (State of) Development Authority (Aquarion Water Co.); Series 2011, RB(a)	5.50%	04/01/2021	1,000	1,014,900
Connecticut (State of) Health & Educational Facilities Authority;
Series 2020 A, RB	5.00%	07/01/2033	1,510	1,927,213
Series 2020 G-1, Ref. RB(e)	5.00%	07/01/2030	285	334,673
Series 2020 G-1, Ref. RB(e)	5.00%	07/01/2031	540	628,889
Series 2020 G-1, Ref. RB(e)	5.00%	07/01/2033	600	686,616
Hamden (Town of), CT (Whitney Center); Series 2019, Ref. RB	5.00%	01/01/2030	3,000	3,184,020
University of Connecticut;
Series 2016 A, RB	5.00%	03/15/2032	2,940	3,490,691
Series 2017 A, RB	5.00%	01/15/2030	5,000	6,101,250
				31,536,527
District of Columbia–1.10%
District of Columbia (Provident Group - Howard Properties LLC); Series 2013, RB	5.00%	10/01/2030	2,550	2,460,036
Metropolitan Washington Airports Authority;
Series 2016 A, Ref. RB(a)	5.00%	10/01/2034	2,215	2,648,498
Series 2019 A, Ref. RB(a)	5.00%	10/01/2032	1,435	1,841,134
Series 2019 A, Ref. RB(a)	5.00%	10/01/2033	3,000	3,826,500
Series 2020 A, Ref. RB(a)	5.00%	10/01/2032	3,000	3,938,070
Series 2020 A, Ref. RB(a)	5.00%	10/01/2033	3,000	3,912,810
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement);
Series 2010 A, RB(g)	0.00%	10/01/2037	5,000	3,089,650
Series 2010 A, RB (INS - AGM)(b)(g)	0.00%	10/01/2037	40	25,807
				21,742,505
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–4.23%
Alachua (County of), FL Health Facilities Authority (Shands Teaching Hospital & Clinics); Series 2019, Ref. RB	5.00%	12/01/2034	$ 2,570	$ 3,277,984
Atlantic Beach (City of), FL (Fleet Landing);
Series 2013 A, Ref. RB	5.00%	11/15/2021	440	452,690
Series 2013 A, Ref. RB	5.00%	11/15/2022	375	396,435
Series 2013 A, Ref. RB	5.00%	11/15/2023	565	612,347
Series 2018 A, RB	5.00%	11/15/2038	1,100	1,203,268
Capital Trust Agency (H-Bay Ministries, Inc.- Superior Residences); Series 2018 B, RB	4.50%	07/01/2038	500	278,710
Capital Trust Agency (Sarasota-Manatee Jewish Housing Council, Inc.); Series 2017, Ref. RB(e)	5.00%	07/01/2032	2,545	2,651,992
Capital Trust Agency, Inc. (Franklin Academy); Series 2020, RB(e)	5.00%	12/15/2040	1,220	1,313,659
Capital Trust Agency, Inc. (Viera Charter Schools, Inc.); Series 2017 A, RB(e)	5.00%	10/15/2037	510	550,193
Citizens Property Insurance Corp.; Series 2012 A-1, RB	5.00%	06/01/2022	2,000	2,140,320
Collier (County of), FL Industrial Development Authority (The Arlington of Naples); Series 2014 A, RB (Acquired 12/16/2013; Cost $1,215,000)(e)(f)(k)	7.25%	05/15/2026	1,215	940,106
Florida (State of) Higher Educational Facilities Financial Authority (Florida Institute of Technology);
Series 2019, RB	5.00%	10/01/2032	840	961,733
Series 2019, RB	5.00%	10/01/2033	1,720	1,959,286
Florida (State of) Municipal Power Agency (St. Lucie); Series 2011 B, RB	5.00%	10/01/2026	2,000	2,075,240
Florida (State of) North Broward Hospital District; Series 2017 B, Ref. RB	5.00%	01/01/2034	5,000	5,986,700
Florida (State of) Ports Financing Commission (State Transportation Trust Fund); Series 2011 A, Ref. RB	5.00%	10/01/2027	1,000	1,037,930
Florida Development Finance Corp. (Renaissance Charter School, Inc.);
Series 2015, RB(e)	6.00%	06/15/2035	1,265	1,426,527
Series 2020 C, Ref. RB(e)	4.00%	09/15/2030	470	495,103
Florida Housing Finance Corp.; Series 2015 A, RB (CEP - GNMA)	3.65%	07/01/2041	515	543,299
Greater Orlando Aviation Authority; Series 2019 A, RB(a)	5.00%	10/01/2031	4,000	5,148,880
Halifax Hospital Medical Center; Series 2015, Ref. RB	5.00%	06/01/2035	325	369,281
Highlands (County of), FL Health Facilities Authority (Trousdale Foundation Properties); Series 2018 A, RB	5.25%	04/01/2028	2,500	1,132,275
Lake (County of), FL (Lakeside at Waterman Village); Series 2020 B-1, Ref. RB	4.25%	08/15/2027	8,000	8,024,480
Lake Helen (City of), FL (Ivy Hawn Charter School of the Arts); Series 2018 A, RB(e)	5.00%	07/15/2028	600	638,844
Lee (County of), FL Industrial Development Authority (Preserve (The)); Series 2017 A, RB(e)	5.38%	12/01/2032	1,000	1,025,820
Manatee (County of), FL School District;
Series 2017, RB (INS - AGM)(b)	5.00%	10/01/2029	1,000	1,234,780
Series 2017, RB (INS - AGM)(b)	5.00%	10/01/2031	3,000	3,684,120
Series 2017, RB (INS - AGM)(b)	5.00%	10/01/2032	1,250	1,529,575
Martin (County of), FL Health Facilities Authority (Martin Memorial Medical Center); Series 2012, RB(c)(h)	5.50%	11/15/2021	1,670	1,753,717
Miami (City of) & Dade (County of), FL School Board; Series 2015 A, Ref. COP	5.00%	05/01/2032	1,900	2,230,182
Miami (City of), FL; Series 2012, Ref. RB(e)	5.00%	03/01/2030	100	110,005
Miami-Dade (County of), FL (Jackson Health System); Series 2015 A, Ref. RB	5.00%	06/01/2033	1,000	1,158,820
Miami-Dade (County of), FL Expressway Authority;
Series 2013 A, Ref. RB	5.00%	07/01/2022	2,000	2,135,260
Series 2016 A, Ref. RB	5.00%	07/01/2028	1,625	1,973,286
Miami-Dade (County of), FL Industrial Development Authority (Waste Management, Inc.); Series 2018 B, RB (SIFMA Municipal Swap Index + 0.80%)(a)(c)(d)	0.90%	11/01/2021	3,000	3,002,400
Mirabella Community Development District; Series 2013, RB	6.00%	11/01/2026	150	162,914
Orlando (City of) & Orange (County of), FL Expressway Authority; Series 2012, Ref. RB	5.00%	07/01/2023	1,000	1,073,320
Orlando (City of), FL Community Redevelopment Agency (Conroy Road District); Series 2012, Ref. RB	5.00%	04/01/2023	500	524,740
Osceola (County of), FL;
Series 2020 A-1, Ref. RB	5.00%	10/01/2033	350	431,893
Series 2020 A-1, Ref. RB	5.00%	10/01/2034	300	369,198
Series 2020 A-1, Ref. RB	5.00%	10/01/2035	500	612,790
Palm Beach (County of), FL Health Facilities Authority; Series 2020 B1, RB	3.00%	06/01/2027	3,000	3,055,110
Palm Beach (County of), FL Health Facilities Authority (ACTS Retirement-Life Communities, Inc.);
Series 2016, Ref. RB	5.00%	11/15/2032	3,500	4,084,325
Series 2020 B, RB	4.00%	11/15/2041	250	275,518
Palm Beach (County of), FL Health Facilities Authority (Jupiter Medical Center, Inc.); Series 2013 A, RB	5.00%	11/01/2023	1,965	2,116,246
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Palm Beach (County of), FL Health Facilities Authority (Sinai Residences of Boca Raton); Series 2014 A, RB	7.50%	06/01/2049	$ 630	$ 686,971
Pinellas (County of), FL; Series 2003, RB (INS - AGM)(b)	5.00%	10/01/2032	175	175,679
Pinellas County Educational Facilities Authority (Barry University); Series 2012, Ref. RB	5.25%	10/01/2030	2,500	2,587,150
Reedy Creek Improvement District;
Series 2013 1, Ref. RB	5.00%	10/01/2021	885	910,975
Series 2013 1, Ref. RB	5.00%	10/01/2022	800	851,256
Tampa (City of), FL; Series 2020 A, RB(g)	0.00%	09/01/2041	3,030	1,503,425
Tampa (City of), FL (BayCare Health System); Series 2012 A, Ref. RB	5.00%	11/15/2026	500	532,070
				83,408,827
Georgia–1.04%
Brookhaven Development Authority (Children’s Healthcare of Atlanta, Inc.); Series 2019 A, RB	5.00%	07/01/2031	330	432,396
College Park (City of), GA (Atlanta International Airport); Series 2006 B, RB (INS - NATL)(b)	4.50%	01/01/2031	15	15,047
Development Authority for Fulton County (Robert W. Woodruff Arts Center); Series 2019, Ref. RB	4.00%	03/15/2044	830	866,346
Floyd (County of), GA Development Authority (The Spires at Berry College);
Series 2018 A, RB	5.50%	12/01/2028	940	911,650
Series 2018 A, RB	5.75%	12/01/2033	1,500	1,421,160
Fulton (County of), GA Development Authority (Wellstar Health System, Inc.); Series 2017, RB	5.00%	04/01/2033	1,870	2,284,111
Georgia (State of) Municipal Electric Authority; Series 2019 A, Ref. RB	5.00%	01/01/2033	1,200	1,510,584
Georgia (State of) Municipal Electric Authority (Project One); Series 2015 A, Ref. RB	5.00%	01/01/2032	875	1,004,701
Georgia Municipal Association, Inc.; Series 1998, COP (INS - AGM)(b)	5.00%	12/01/2023	30	30,115
Georgia State Environmental Loan Acquisition Corp.; Series 2011, RB(c)(h)	5.13%	03/15/2021	225	228,202
Houston (County of), GA Hospital Authority (Houston Hospitals, Inc.); Series 2016 A, Ref. RB	5.00%	10/01/2031	855	912,063
Macon-Bibb (County of), GA Urban Development Authority (Academy for Classical Education, Inc.); Series 2017 A, RB(e)	5.75%	06/15/2037	1,540	1,602,816
Metropolitan Atlanta Rapid Transit Authority; Series 2016 B, Ref. RB	5.00%	07/01/2032	7,150	8,818,667
Randolph (County of), GA; Series 2012 A, GO Bonds(c)(h)	5.00%	04/01/2022	500	531,665
				20,569,523
Guam–0.17%
Guam (Territory of) Power Authority;
Series 2012 A, Ref. RB (INS - AGM)(b)	5.00%	10/01/2021	1,500	1,552,920
Series 2012 A, Ref. RB (INS - AGM)(b)	5.00%	10/01/2022	1,700	1,831,478
				3,384,398
Hawaii–0.73%
Hawaii (State of) Department of Budget & Finance;
Series 2012, Ref. RB	5.00%	11/15/2027	1,000	1,078,050
Series 2019, Ref. RB	3.20%	07/01/2039	1,655	1,708,043
Hawaii (State of) Department of Transportation (Airports Division);
Series 2013, COP(a)	5.00%	08/01/2021	1,000	1,026,050
Series 2013, COP(a)	5.00%	08/01/2022	2,000	2,127,880
Series 2013, COP(a)	5.00%	08/01/2023	1,250	1,379,825
Honolulu (City & County of), HI Wastewater System Revenue; Series 2015 A, Ref. RB(l)	5.00%	07/01/2031	6,000	7,136,640
				14,456,488
Idaho–0.13%
Idaho (State of) Housing & Finance Association; Series 2019, Ref. RB	5.00%	07/15/2035	1,900	2,448,929
Illinois–11.99%
Bartlett (Village of), IL (Quarry Redevelopment);
Series 2007, Ref. RB	5.60%	01/01/2023	565	565,571
Series 2016, Ref. RB	4.00%	01/01/2024	2,845	2,829,438
Bolingbrook (Village of), IL Special Service Area No. 2005-1; Series 2019, Ref. RB	5.00%	03/01/2033	1,645	1,680,976
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Chicago (City of), IL;
Series 2003 B, Ref. GO Bonds	5.00%	01/01/2024	$ 1,795	$ 1,902,933
Series 2004, Ref. RB	5.00%	11/01/2028	3,000	3,615,180
Series 2008 C, Ref. RB	5.00%	01/01/2029	2,500	2,898,625
Series 2008 C, Ref. RB	5.00%	01/01/2030	1,500	1,738,530
Series 2011, COP	7.13%	05/01/2021	256	255,889
Series 2015 A, GO Bonds	5.38%	01/01/2029	5,000	5,391,350
Series 2017 A, Ref. GO Bonds	5.75%	01/01/2034	2,500	2,786,250
Series 2017 B, Ref. RB	5.00%	01/01/2033	3,000	3,620,400
Series 2019 A, GO Bonds	5.50%	01/01/2035	3,000	3,383,040
Chicago (City of), IL (83rd/Stewart Redevelopment); Series 2013, COP(e)	7.00%	01/15/2029	1,121	1,122,032
Chicago (City of), IL (Midway Airport);
Series 2013 A, Ref. RB(a)	5.50%	01/01/2027	1,000	1,094,780
Series 2013 B, Ref. RB	5.00%	01/01/2025	1,000	1,088,180
Series 2014 A, Ref. RB(a)	5.00%	01/01/2023	3,000	3,250,890
Chicago (City of), IL (O’Hare International Airport);
Series 2015 A, Ref. RB(a)	5.00%	01/01/2029	6,000	6,933,240
Series 2017 D, RB(a)	5.00%	01/01/2031	1,000	1,196,120
Series 2017 D, RB(a)	5.00%	01/01/2032	1,000	1,191,670
Series 2017 D, RB(a)	5.00%	01/01/2033	2,000	2,372,600
Chicago (City of), IL (Roosevelt Square/ABLA Redevelopment); Series 2009 A, Ref. COP	7.13%	03/15/2022	263	263,089
Chicago (City of), IL Board of Education;
Series 2017 C, Ref. GO Bonds	5.00%	12/01/2030	2,000	2,195,060
Series 2017, RB	5.75%	04/01/2035	1,000	1,166,550
Series 2018 A, Ref. GO Bonds (INS - AGM)(b)	5.00%	12/01/2027	1,500	1,858,635
Series 2018 A, Ref. GO Bonds (INS - AGM)(b)	5.00%	12/01/2030	1,000	1,240,180
Series 2018 A, Ref. GO Bonds (INS - AGM)(b)	5.00%	12/01/2031	1,250	1,543,112
Series 2018 C, Ref. GO Bonds	5.00%	12/01/2025	1,000	1,107,510
Chicago (City of), IL Metropolitan Water Reclamation District;
Series 2011 B, GO Bonds(l)	5.00%	12/01/2024	3,000	3,137,520
Series 2015 C, GO Bonds(l)	5.00%	12/01/2027	7,000	8,220,660
Chicago (City of), IL Transit Authority; Series 2011, RB(c)(h)	5.25%	12/01/2021	1,000	1,050,490
Chicago O’Hare International Airport; Series 2015 B, Ref. RB	5.00%	01/01/2031	3,000	3,480,960
Cook (County of), IL;
Series 2010 A, Ref. GO Bonds	5.25%	11/15/2033	350	350,998
Series 2018, Ref. RB	5.25%	11/15/2035	2,000	2,451,760
Cook County Community College District No. 508 (City Colleges of Chicago); Series 2013, GO Bonds	5.25%	12/01/2026	500	535,660
Franklin Park (Village of), IL; Series 2011, GO Bonds (INS - AGM)(b)	6.25%	07/01/2030	175	180,481
Illinois (State of);
Series 2009 A, GO Bonds	4.00%	09/01/2027	50	50,063
Series 2012 A, GO Bonds	5.00%	01/01/2027	1,795	1,838,098
Series 2012, Ref. GO Bonds (INS - AGM)(b)	5.00%	08/01/2022	1,250	1,327,150
Series 2013, GO Bonds	5.00%	07/01/2022	2,000	2,092,760
Series 2013, GO Bonds	5.50%	07/01/2027	2,295	2,448,972
Series 2013, GO Bonds	5.50%	07/01/2038	2,500	2,612,800
Series 2016, GO Bonds	5.00%	11/01/2025	2,135	2,342,202
Series 2016, GO Bonds	5.00%	11/01/2030	1,040	1,128,598
Series 2017 C, GO Bonds	5.00%	11/01/2029	2,000	2,176,640
Series 2018 A, Ref. GO Bonds	5.00%	10/01/2028	8,375	9,390,050
Series 2018 B, Ref. GO Bonds	5.00%	10/01/2027	1,405	1,566,687
Series 2019 B, GO Bonds	4.00%	11/01/2035	4,450	4,526,050
Series 2020 B, GO Bonds	4.00%	10/01/2035	3,000	3,056,580
Series 2020, GO Bonds	5.50%	05/01/2024	1,000	1,093,200
Series 2020, GO Bonds	5.50%	05/01/2030	3,000	3,499,830
Illinois (State of) Finance Authority (Advocate Health Care Network); Series 2008 A, Ref. RB	5.00%	11/01/2030	2,000	2,410,340
Illinois (State of) Finance Authority (Centegra Health System);
Series 2014 A, RB	5.00%	09/01/2026	1,000	1,160,510
Series 2014 A, RB	5.00%	09/01/2028	1,250	1,436,925
Illinois (State of) Finance Authority (CITGO Petroleum Corp.); Series 2002, RB(a)	8.00%	06/01/2032	710	710,412
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of) Finance Authority (Lutheran Communities Obligated Group); Series 2019 A, Ref. RB	5.00%	11/01/2035	$ 1,965	$ 2,126,110
Illinois (State of) Finance Authority (Navistar International Corp.); Series 2020, Ref. RB(c)(e)	4.75%	08/01/2030	8,000	8,320,320
Illinois (State of) Finance Authority (Palos Hospital); Series 2010, Ref. RB	5.13%	05/15/2035	5,000	5,013,950
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2016, RB (Acquired 04/01/2016; Cost $36,310)(f)(k)	2.00%	05/15/2055	271	13,538
Illinois (State of) Finance Authority (Peace Village); Series 2013, RB(c)(h)	6.25%	08/15/2023	1,505	1,725,603
Illinois (State of) Finance Authority (Robert Morris College); Series 2000, RB (INS - NATL)(b)	5.80%	06/01/2030	935	937,870
Illinois (State of) Finance Authority (Rogers Park Montessori School); Series 2014, Ref. RB	5.00%	02/01/2024	355	364,826
Illinois (State of) Finance Authority (Rush University Medical Center); Series 2015 A, Ref. RB	5.00%	11/15/2034	4,500	5,145,390
Illinois (State of) Finance Authority (University of Illinois Health Services);
Series 2020, RB	5.00%	10/01/2030	750	963,337
Series 2020, RB	5.00%	10/01/2031	750	958,897
Series 2020, RB	5.00%	10/01/2032	750	953,947
Series 2020, RB	5.00%	10/01/2033	750	949,387
Series 2020, RB	5.00%	10/01/2034	750	946,568
Series 2020, RB	5.00%	10/01/2035	750	943,358
Illinois (State of) Metropolitan Pier & Exposition Authority; Series 2002, RB (INS - AGM)(b)(g)	0.00%	12/15/2029	2,550	2,036,379
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2002 A, Ref. RB (INS - NATL)(b)	5.70%	06/15/2023	1,295	1,417,170
Series 2002, RB (INS - NATL)(b)(g)	0.00%	12/15/2032	10,000	6,886,300
Series 2012 B, Ref. RB	5.00%	12/15/2022	5,010	5,326,131
Illinois (State of) Sports Facilities Authority (The);
Series 2019, Ref. RB (INS - BAM)(b)	5.00%	06/15/2028	2,100	2,622,249
Series 2019, Ref. RB (INS - BAM)(b)	5.00%	06/15/2029	1,000	1,269,950
Series 2019, Ref. RB (INS - BAM)(b)	5.00%	06/15/2030	1,200	1,514,832
Illinois (State of) Toll Highway Authority; Series 2014 D, Ref. RB(l)	5.00%	01/01/2024	12,500	14,240,000
Kane County School District No. 131 Aurora East Side; Series 2020 A, GO Bonds (INS - AGM)(b)	4.00%	12/01/2036	745	843,415
Lake County Community Consolidated School District No. 73 (Hawthorn); Series 2002, GO Bonds (g)(h)	0.00%	12/01/2021	330	328,786
Madison & Jersey Counties Community Unit School District No. 11 (Alton); Series 2002, GO Bonds(g)(h)	0.00%	12/01/2020	2,900	2,900,000
Manhattan (Village of), IL Special Service Area No. 2004-1 (Brookstone Springs); Series 2015, Ref. RB	4.25%	03/01/2024	802	815,674
Markham (City of), IL (Library Purposes); Series 2005 B, GO Bonds (INS - AGC)(b)	5.25%	01/01/2023	25	25,082
Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 1998 A, Ref. RB (INS - NATL)(b)	5.50%	06/15/2029	2,000	2,330,780
Railsplitter Tobacco Settlement Authority;
Series 2010, RB	5.25%	06/01/2021	3,000	3,072,360
Series 2010, RB	5.38%	06/01/2021	525	537,989
Series 2017, RB	5.00%	06/01/2027	4,000	4,884,160
Series 2017, RB	5.00%	06/01/2028	2,000	2,427,660
Regional Transportation Authority;
Series 2002 A, RB (INS - AGM)(b)	6.00%	07/01/2027	2,700	3,529,062
Series 2018 B, RB(l)	5.00%	06/01/2031	3,800	4,904,736
Series 2018 B, RB(l)	5.00%	06/01/2032	3,995	5,127,263
Sales Tax Securitization Corp.;
Series 2017 A, Ref. RB	5.00%	01/01/2029	1,000	1,218,890
Series 2017 A, Ref. RB	5.00%	01/01/2030	1,000	1,211,280
Series 2018 A, Ref. RB	5.00%	01/01/2031	3,000	3,615,120
Springfield (City of), IL;
Series 2015, Ref. RB	5.00%	03/01/2032	2,000	2,335,900
Series 2015, Ref. RB	5.00%	03/01/2033	3,500	4,081,455
Stephenson County School District No. 145; Series 2018 A, Ref. GO Bonds (INS - AGM)(b)	5.00%	02/01/2031	1,100	1,397,550
University of Illinois; Series 2011 A, RB	5.00%	04/01/2026	3,425	3,469,148
				236,300,648
Indiana–0.64%
Indiana (State of) Finance Authority (KIPP Indianapolis, Inc.); Series 2020 A, RB	4.00%	07/01/2030	215	231,594
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc. Obligated Group); Series 2008 I, Ref. VRD RB (LOC - Barclays Bank PLC)(i)(j)	0.03%	11/01/2037	1,805	1,805,000
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Indiana–(continued)
Jeffersonville (City of), IN (Vivera Senior Living);
Series 2020 A, RB(e)	4.75%	11/01/2030	$ 575	$ 577,726
Series 2020 A, RB(e)	5.25%	11/01/2040	4,560	4,588,819
Michigan City (City of), IN; Series 2016, RB	4.50%	01/01/2026	200	200,088
Northern Indiana Commuter Transportation District;
Series 2016, RB	5.00%	07/01/2027	1,800	2,205,990
Series 2016, RB	5.00%	07/01/2028	1,250	1,522,825
Terre Haute (City of), IN (Silver Birch of Terre Haute); Series 2017, RB	5.10%	01/01/2032	710	711,938
Valparaiso (City of), IN (Pratt Paper, LLC); Series 2013, RB(a)	5.88%	01/01/2024	740	791,578
				12,635,558
Iowa–0.98%
Iowa (State of) Finance Authority (Iowa Fertilizer Co.);
Series 2013, RB	5.25%	12/01/2025	3,000	3,262,260
Series 2013, RB(e)	5.88%	12/01/2026	2,565	2,646,977
Series 2013, Ref. RB(c)	5.25%	12/01/2033	2,990	3,201,572
Iowa (State of) Finance Authority (Iowa Health System); Series 2018, Ref. RB (SIFMA Municipal Swap Index + 0.58%)(c)(d)(e)	0.68%	01/04/2024	3,645	3,645,000
Iowa (State of) Finance Authority (Lifespace Communities, Inc.); Series 2019, RB	2.88%	05/15/2049	1,000	1,006,880
Iowa (State of) Finance Authority (Mercy Medical Center);
Series 2012, RB	4.00%	08/15/2022	1,905	2,009,204
Series 2012, RB	4.00%	08/15/2023	1,200	1,265,280
Iowa (State of) Finance Authority (PHS Council Bluffs, Inc.); Series 2018, RB	4.45%	08/01/2028	125	129,410
Iowa (State of) Tobacco Settlement Authority; Series 2005 B, RB	5.60%	06/01/2034	2,000	2,029,920
				19,196,503
Kansas–0.65%
Derby (City of), KS (Derby Star Bond); Series 2020, RB	3.90%	03/01/2037	1,625	1,636,326
Kansas (State of) Municipal Energy Agency (Jameson Energy Center); Series 2013, RB	5.00%	07/01/2028	1,140	1,264,454
Lenexa (City of), KS (Lakeview Village, Inc.);
Series 2018 A, Ref. RB	5.00%	05/15/2029	1,210	1,326,426
Series 2018 A, Ref. RB	5.00%	05/15/2031	1,335	1,457,019
Wichita (City of), KS (Kansas Masonic Home); Series 2016 II-A, RB	5.25%	12/01/2036	1,500	1,510,725
Wichita (City of), KS (Presbyterian Manors, Inc.);
Series 2018 I, Ref. RB	5.00%	05/15/2033	1,140	1,182,305
Series 2019, Ref. RB	5.00%	05/15/2029	1,280	1,366,285
Series 2019, Ref. RB	5.00%	05/15/2034	2,950	3,054,784
				12,798,324
Kentucky–2.04%
Ashland (City of), KY (King’s Daughters Medical Center);
Series 2019, Ref. RB	5.00%	02/01/2030	370	449,628
Series 2019, Ref. RB	5.00%	02/01/2031	460	552,078
Series 2019, Ref. RB	5.00%	02/01/2032	450	537,192
Fayette County School District Finance Corp.; Series 2015 D, RB	5.00%	08/01/2031	1,000	1,183,740
Kentucky (Commonwealth of) Economic Development Finance Authority (Catholic Health Initiatives); Series 2011 B, RB (SIFMA Municipal Swap Index + 1.40%)(c)(d)	1.50%	02/01/2025	1,430	1,414,956
Kentucky (Commonwealth of) Economic Development Finance Authority (Masonic Home Independent Living II, Inc.);
Series 2016 A, Ref. RB	5.00%	05/15/2021	270	271,723
Series 2016 A, Ref. RB	5.00%	05/15/2036	2,000	2,030,440
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway);
Series 2015 A, RB	5.00%	07/01/2028	1,500	1,672,665
Series 2015 A, RB	5.00%	07/01/2030	3,000	3,305,910
Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.); Series 2017 A, Ref. RB	5.00%	06/01/2032	1,435	1,618,823
Kentucky (Commonwealth of) Economic Development Finance Authority (Rosedale Green); Series 2015, Ref. RB	5.50%	11/15/2035	3,100	3,004,737
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kentucky–(continued)
Kentucky (Commonwealth of) Municipal Power Agency;
Series 2015 A, Ref. RB (INS - NATL)(b)	5.00%	09/01/2026	$ 1,000	$ 1,190,290
Series 2015 A, Ref. RB (INS - NATL)(b)	5.00%	09/01/2027	1,620	1,914,565
Series 2015 A, Ref. RB (INS - NATL)(b)	5.00%	09/01/2028	1,260	1,478,383
Kentucky (Commonwealth of) Municipal Power Agency (Prairie State);
Series 2016, Ref. RB (INS - NATL)(b)	5.00%	09/01/2031	5,000	5,939,700
Series 2019 A, Ref. RB	5.00%	09/01/2031	1,500	1,864,350
Series 2019 A, Ref. RB	5.00%	09/01/2032	1,600	1,977,824
Series 2019 A, Ref. RB	5.00%	09/01/2033	1,000	1,231,070
Kentucky (Commonwealth of) Property & Building Commission (No. 108); Series 2015 A, Ref. RB	5.00%	08/01/2029	1,000	1,175,980
Kentucky (Commonwealth of) Property & Building Commission (No. 119); Series 2018, RB (INS - BAM)(b)	5.00%	05/01/2032	100	126,549
Kentucky (Commonwealth of) Property & Building Commission (Project No. 119);
Series 2018, RB (INS - BAM)(b)	5.00%	05/01/2031	100	126,598
Series 2018, RB (INS - BAM)(b)	5.00%	05/01/2033	100	126,038
Series 2018, RB (INS - BAM)(b)	5.00%	05/01/2034	100	125,152
Kentucky (Commonwealth of) Public Energy Authority; Series 2018 B, RB(c)	4.00%	01/01/2025	2,000	2,252,920
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.);
Series 2016 A, Ref. RB	5.00%	10/01/2033	2,450	2,932,062
Series 2020 A, RB	4.00%	10/01/2040	1,500	1,735,455
				40,238,828
Louisiana–2.01%
Louisiana (State of) Energy & Power Authority (Rodemacher Unit No. 2); Series 2013, RB	5.00%	01/01/2022	1,000	1,047,430
Louisiana (State of) Public Facilities Authority (19th Judicial District Court Building); Series 2015, Ref. RB (INS - AGM)(b)	5.00%	06/01/2036	1,405	1,631,584
Louisiana (State of) Public Facilities Authority (Archdiocese of New Orleans);
Series 2017, Ref. RB(k)	5.00%	07/03/2028	250	197,500
Series 2017, Ref. RB(k)	5.00%	07/02/2029	400	316,000
Series 2017, Ref. RB(k)	5.00%	07/01/2030	500	395,000
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation); Series 2016, Ref. RB	5.00%	05/15/2034	2,545	3,011,855
New Orleans (City of), LA;
Series 2014, Ref. RB	5.00%	06/01/2026	500	577,200
Series 2014, Ref. RB	5.00%	12/01/2026	1,250	1,465,012
Series 2015, RB	5.00%	06/01/2030	500	590,295
Series 2015, RB	5.00%	12/01/2030	500	593,860
Series 2015, RB	5.00%	12/01/2031	1,750	2,073,085
Series 2015, RB	5.00%	06/01/2032	300	351,663
Series 2015, RB	5.00%	12/01/2032	1,000	1,180,510
Series 2015, RB	5.00%	06/01/2033	1,050	1,227,775
Series 2015, RB	5.00%	06/01/2034	1,000	1,166,540
Series 2015, RB	5.00%	12/01/2034	1,200	1,412,424
Series 2015, RB	5.00%	06/01/2035	500	582,220
Series 2015, RB	5.00%	12/01/2035	1,165	1,369,621
New Orleans (City of), LA Aviation Board;
Series 2015 B, RB(a)	5.00%	01/01/2027	1,750	2,022,195
Series 2015 B, RB(a)	5.00%	01/01/2029	1,805	2,072,519
New Orleans (City of), LA Aviation Board (Parking Facilities Corp. Consolidated Garage System);
Series 2018 A, RB (INS - AGM)(b)	5.00%	10/01/2034	100	124,069
Series 2018 A, RB (INS - AGM)(b)	5.00%	10/01/2036	220	270,794
Series 2018 A, RB (INS - AGM)(b)	5.00%	10/01/2037	145	177,905
Series 2018 A, RB (INS - AGM)(b)	5.00%	10/01/2038	100	122,318
Series 2018 B, Ref. RB (INS - AGM)(b)	5.00%	10/01/2030	350	442,376
Series 2018 B, Ref. RB (INS - AGM)(b)	5.00%	10/01/2032	200	249,906
Series 2018 B, Ref. RB (INS - AGM)(b)	5.00%	10/01/2033	135	167,906
Series 2018 B, Ref. RB (INS - AGM)(b)	5.00%	10/01/2034	100	123,986
St. James (Parish of), LA (Nustar Logistics, L.P.); Series 2008, RB(c)(e)	6.10%	06/01/2030	2,700	3,238,893
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Louisiana–(continued)
St. John the Baptist (Parish of), LA (Marathon Oil Corp.);
Series 2017, Ref. RB(c)	2.10%	07/01/2024	$ 1,000	$ 1,017,680
Series 2017, Ref. RB(c)	2.13%	07/01/2024	2,000	2,037,080
Series 2017, Ref. RB(c)	2.38%	07/01/2026	2,000	2,061,860
St. Tammany (Parish of), LA Public Trust Financing Authority (Christwood);
Series 2015, Ref. RB	5.00%	11/15/2024	1,025	1,062,249
Series 2015, Ref. RB	5.25%	11/15/2029	1,250	1,316,850
Tobacco Settlement Financing Corp.; Series 2013 A, Ref. RB	5.50%	05/15/2030	3,970	3,981,076
				39,679,236
Maryland–0.74%
Baltimore (City of), MD (Convention Center Hotel); Series 2017, Ref. RB	5.00%	09/01/2033	1,105	1,014,633
Baltimore (City of), MD (Water Projects); Series 2017 A, RB	5.00%	07/01/2033	2,500	3,063,200
Gaithersburg (City of), MD (Asbury Maryland Obligated Group); Series 2018 A, Ref. RB	5.00%	01/01/2033	2,000	2,181,680
Howard (County of), MD (Downtown Columbia); Series 2017 A, RB(e)	4.13%	02/15/2034	1,000	1,024,190
Maryland (State of) Department of Transportation; Series 2012, RB	2.25%	10/01/2025	100	100,149
Maryland (State of) Health & Higher Educational Facilities Authority (Adventist Healthcare); Series 2011 A, RB	6.00%	01/01/2026	4,500	4,710,240
Maryland (State of) Health & Higher Educational Facilities Authority (Charlestown Community); Series 2010, RB(c)(h)	5.50%	01/01/2021	1,000	1,004,220
Maryland Economic Development Corp. (AFCO Cargo BWI II, LLC); Series 2017, Ref. RB(a)(e)	4.00%	07/01/2024	1,365	1,421,784
				14,520,096
Massachusetts–1.03%
Massachusetts (Commonwealth of); Series 2005, Ref. RB (INS - NATL)(b)	5.50%	01/01/2034	3,000	4,170,540
Massachusetts (Commonwealth of) Bay Transportation Authority; Series 2006 A, RB	5.25%	07/01/2031	1,330	1,914,974
Massachusetts (Commonwealth of) Department of Transportation; Series 2019 A, Ref. RB	5.00%	01/01/2033	3,000	3,865,830
Massachusetts (Commonwealth of) Department of Transportation (Contract Assistance); Series 2018 A, Ref. RB	5.00%	01/01/2029	495	660,795
Massachusetts (Commonwealth of) Development Finance Agency;
Series 2019 A, Ref. RB	5.00%	07/01/2031	1,530	1,879,100
Series 2019 A, Ref. RB	5.00%	07/01/2032	2,115	2,580,025
Massachusetts (Commonwealth of) Development Finance Agency (Emerson College); Series 2017 A, RB	5.00%	01/01/2026	1,600	1,904,928
Massachusetts (Commonwealth of) Development Finance Agency (Newbridge Charles, Inc.); Series 2017, Ref. RB(e)	5.00%	10/01/2037	1,500	1,612,965
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare); Series 2012, RB(c)(h)	5.00%	07/01/2021	250	257,009
Massachusetts (Commonwealth of) Development Finance Agency (Suffolk University); Series 2017, Ref. RB	5.00%	07/01/2034	1,000	1,158,830
Massachusetts (Commonwealth of) Water Resources Authority; Series 2007 B, Ref. RB (INS - AGM)(b)	5.25%	08/01/2025	300	369,771
				20,374,767
Michigan–3.53%
Charyl Stockwell Academy; Series 2015, Ref. RB	4.88%	10/01/2023	245	250,209
Detroit (City of), MI Downtown Development Authority (Catalyst Development);
Series 2018 A, Ref. RB (INS - AGM)(b)	5.00%	07/01/2030	700	794,584
Series 2018 A, Ref. RB (INS - AGM)(b)	5.00%	07/01/2032	2,000	2,261,960
East Lansing School District; Series 2017 I, GO Bonds	5.00%	05/01/2033	2,000	2,502,280
Great Lakes Water Authority; Series 2018 B, Ref. RB	5.00%	07/01/2029	3,000	3,933,150
Kalamazoo (City of), MI Economic Development Corp. (Heritage Community of Kalamazoo); Series 2019, Ref. RB	5.00%	05/15/2042	2,010	2,154,418
Kalamazoo Economic Development Corp. (Heritage Community of Kala);
Series 2019, Ref. RB	5.00%	05/15/2032	1,000	1,096,580
Series 2020, RB	2.88%	05/15/2026	1,520	1,523,967
Michigan (State of) Building Authority;
Series 2015 I, Ref. RB(c)(h)	5.00%	10/15/2025	615	753,953
Series 2015 I, Ref. RB	5.00%	04/15/2031	4,385	5,305,499
Michigan (State of) Finance Authority;
Series 2015, Ref. RB	5.00%	11/15/2032	245	281,596
Series 2020 B-1, Ref. RB	5.00%	06/01/2049	1,000	1,199,370
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan–(continued)
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department);
Series 2014 C-7, Ref. RB (INS - NATL)(b)	5.00%	07/01/2026	$ 1,000	$ 1,159,570
Series 2014 C-7, Ref. RB (INS - NATL)(b)	5.00%	07/01/2027	1,000	1,156,480
Series 2014 D-2, Ref. RB (INS - AGM)(b)	5.00%	07/01/2026	9,000	10,394,460
Series 2014 D-4, Ref. RB	5.00%	07/01/2029	5,000	5,749,700
Series 2015 D-1, Ref. RB	5.00%	07/01/2029	750	892,823
Series 2015, Ref. RB	5.00%	07/01/2035	2,900	3,388,070
Michigan (State of) Finance Authority (Henry Ford Health System); Series 2016, Ref. RB	5.00%	11/15/2028	2,000	2,468,800
Michigan (State of) Finance Authority (Local Government Loan Program); Series 2014 F, Ref. RB	4.50%	10/01/2029	5,590	5,902,593
Michigan (State of) Finance Authority (Trinity Health Credit Group); Series 2017 A, Ref. RB	5.00%	12/01/2034	2,000	2,480,260
Michigan (State of) Finance Authority (Wayne (County of) Criminal Justice Center); Series 2018, RB	5.00%	11/01/2029	1,500	1,945,725
Michigan (State of) Strategic Fund (Canterbury Health Care, Inc.); Series 2016, RB(e)	5.00%	07/01/2031	1,530	1,519,749
Michigan (State of) Strategic Fund (Holland Home Obligated Group); Series 2019, Ref. RB	5.00%	11/15/2034	1,810	1,995,778
Oakland University Board of Trustees; Series 2008, Ref. VRD RB (LOC - JPMorgan Chase Bank N.A.)(i)(j)	0.09%	03/01/2031	1,500	1,500,000
Romulus (City of), MI Tax Increment Finance Authority; Series 2016, Ref. RB (INS - BAM)(b)	5.00%	11/01/2026	1,805	2,205,205
Summit Academy North;
Series 2016, Ref. RB	4.00%	11/01/2021	345	347,677
Series 2016, Ref. RB	5.00%	11/01/2031	1,665	1,694,437
Wayne (County of), MI Airport Authority (Detroit Metropolitan Airport); Series 2012 D, Ref. RB(a)	5.00%	12/01/2028	2,500	2,684,375
				69,543,268
Minnesota–0.50%
Dakota (County of), MN Community Development Agency (Sanctuary at Est St. Paul); Series 2015, RB	5.75%	08/01/2030	390	385,417
Duluth (City of), MN Housing & Redevelopment Authority (Duluth Public Schools Academy);
Series 2018 A, Ref. RB	4.25%	11/01/2028	320	350,474
Series 2018 A, Ref. RB	5.00%	11/01/2033	205	230,738
Maple Grove (City of), MN (Maple Grove Hospital Corp.);
Series 2017, Ref. RB	5.00%	05/01/2031	500	600,040
Series 2017, Ref. RB	5.00%	05/01/2032	1,600	1,906,608
Minnesota (State of) Higher Education Facilities Authority (Bethel University); Series 2017, Ref. RB	5.00%	05/01/2032	1,750	1,947,330
St. Louis Park (City of), MN (Place Via Sol Project); Series 2018, Ref. RB (Acquired 12/26/2018; Cost $1,250,000)(c)(e)(f)	6.00%	07/01/2027	1,250	1,312,875
St. Paul (City of), MN Housing & Redevelopment Authority (High School for Recording Arts); Series 2015, RB	5.13%	10/01/2023	205	212,661
Woodbury (City of), MN Housing & Redevelopment Authority (St. Therese of Woodbury);
Series 2014, RB	3.15%	12/01/2020	620	620,000
Series 2014, RB	3.60%	12/01/2021	225	226,757
Series 2014, RB	4.00%	12/01/2022	490	500,672
Series 2014, RB	4.00%	12/01/2023	300	309,147
Series 2014, RB	4.00%	12/01/2024	175	181,479
Series 2014, RB	5.00%	12/01/2029	1,000	1,057,410
				9,841,608
Mississippi–0.62%
Mississippi (State of) Hospital Equipment & Facilities Authority;
Series 2020, Ref. RB	5.00%	10/01/2033	650	833,996
Series 2020, Ref. RB	5.00%	10/01/2034	725	926,999
Series 2020, Ref. RB	5.00%	10/01/2035	600	764,778
Series 2020, Ref. RB	5.00%	10/01/2036	650	825,643
Mississippi (State of) Hospital Equipment & Facilities Authority (Forrest Co. General Hospital);
Series 2019 B, Ref. RB	5.00%	01/01/2029	1,000	1,282,500
Series 2019 B, Ref. RB	5.00%	01/01/2030	1,000	1,300,280
Ridgeland (City of), MS (Colony Park); Series 2011, RB(c)(h)	5.88%	04/01/2021	545	555,213
Warren (County of), MS (International Paper Co.); Series 2011 A, RB	5.38%	12/01/2035	5,500	5,724,730
				12,214,139
Missouri–1.38%
Arnold Retail Corridor Transportation Development District; Series 2019, Ref. RB	3.00%	11/01/2028	95	93,092
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri–(continued)
Cape Girardeau (County of), MO Industrial Development Authority (South Eastern Health);
Series 2017 A, Ref. RB	5.00%	03/01/2036	$ 3,000	$ 3,270,600
Series 2017, Ref. RB	5.00%	03/01/2029	100	111,477
Kansas City (City of), MO; Series 2017 C, Ref. RB	5.00%	09/01/2032	1,850	2,294,851
Kansas City (City of), MO Industrial Development Authority (Downtown Redevelopment District);
Series 2011 A, Ref. RB	5.50%	09/01/2023	1,000	1,038,780
Series 2011 A, Ref. RB	5.50%	09/01/2024	2,000	2,077,100
Series 2011 A, Ref. RB	5.50%	09/01/2028	2,000	2,076,640
Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport); Series 2019 B, RB(a)	5.00%	03/01/2035	1,000	1,237,420
Kansas City (City of), MO Industrial Development Authority (Ward Parkway Center Community Improvement District); Series 2016 A, Ref. RB(e)	4.25%	04/01/2026	15	15,315
Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights); Series 2017, Ref. RB	5.25%	05/15/2032	2,685	2,941,257
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services);
Series 2016 B, Ref. RB	5.00%	02/01/2032	1,000	1,129,170
Series 2016, Ref. RB	5.00%	02/01/2033	1,305	1,470,174
Series 2019 A, RB	5.00%	02/01/2029	1,100	1,237,940
Missouri (State of) Joint Municipal Electric Utility Commission (Iatan 2); Series 2014 A, Ref. RB	5.00%	01/01/2029	2,000	2,259,340
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie Street);
Series 2015 A, Ref. RB	5.00%	06/01/2027	1,500	1,789,980
Series 2015 A, Ref. RB	5.00%	12/01/2027	640	761,914
St. Charles (County of), MO Industrial Development Authority (Suemandy/Mid-Rivers Community Improvement District); Series 2016, RB(e)	4.00%	10/01/2028	395	390,276
St. Louis (County of), MO Industrial Development Authority (Friendship Village of Sunset Hills);
Series 2012, RB	4.50%	09/01/2023	340	352,787
Series 2012, RB	5.00%	09/01/2032	1,490	1,537,203
St. Louis Municipal Finance Corp.; Series 2015, Ref. RB (INS - AGM)(b)	5.00%	07/15/2030	1,000	1,139,070
				27,224,386
Nebraska–1.06%
Central Plains Energy Project (No. 3);
Series 2012, RB(m)	5.00%	09/01/2032	5,000	5,370,850
Series 2012, RB(m)	5.25%	09/01/2037	5,000	5,392,500
Central Plains Energy Project (No. 4); Series 2018, RB(c)	5.00%	01/01/2024	3,635	4,096,427
Public Power Generation Agency (Whelan Energy Center Unit 2); Series 2016 A, Ref. RB	5.00%	01/01/2034	5,000	6,032,450
				20,892,227
Nevada–0.61%
Carson City (City of), NV (Carson-Tahoe Regional Medical Center); Series 2012, Ref. RB(c)(h)	5.00%	09/01/2022	1,000	1,079,460
Clark (County of), NV; Series 2006, GO Bonds (INS - AMBAC)(b)	3.00%	11/01/2033	5,000	5,005,850
Clark (County of), NV (Special Improvement District No. 159);
Series 2015, RB	5.00%	08/01/2026	140	153,181
Series 2015, RB	5.00%	08/01/2029	1,305	1,406,555
Series 2015, RB	5.00%	08/01/2031	1,440	1,542,917
Series 2015, RB	5.00%	08/01/2032	350	373,020
Las Vegas (City of), NV Special Improvement District No. 607; Series 2013, Ref. RB	5.00%	06/01/2024	40	43,722
Las Vegas (City of), NV Special Improvement District No. 815;
Series 2020, RB	3.25%	12/01/2025	235	246,616
Series 2020, RB	4.00%	12/01/2030	240	257,167
Sparks (City of), NV (Tourism Improvement District No. 1); Series 2019 A, Ref. RB(e)	2.75%	06/15/2028	2,000	1,987,860
				12,096,348
New Hampshire–0.27%
New Hampshire (State of) Business Finance Authority; Series 2020 A, Ref. RB(c)(e)	3.63%	07/02/2040	370	370,070
New Hampshire (State of) Business Finance Authority (Green Bonds); Series 2020 B, Ref. RB(a)(c)(e)	3.75%	07/02/2040	605	605,544
New Hampshire (State of) Health & Education Facilities Authority (Southern New Hampshire University); Series 2012, RB	5.00%	01/01/2027	1,500	1,565,730
New Hampshire Business Finance Authority; Series 2020-1, Class A	4.13%	01/20/2034	2,472	2,738,227
				5,279,571
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–7.07%
Atlantic City (City of), NJ; Series 2017 A, Ref. GO Bonds (INS - BAM)(b)	5.00%	03/01/2032	$ 250	$ 303,885
Burlington (County of), NJ Bridge Commission; Series 2002, RB	4.50%	10/15/2022	15	15,050
Casino Reinvestment Development Authority; Series 2014, Ref. RB (INS - AGM)(b)	5.00%	11/01/2027	1,000	1,133,310
Garden State Preservation Trust; Series 2005 A, RB (INS - AGM)(b)	5.75%	11/01/2028	2,000	2,520,260
Gloucester (County of), NJ Pollution Control Financing Authority (Logan); Series 2014 A, Ref. PCR(a)	5.00%	12/01/2024	3,075	3,223,369
New Jersey (State of); Series 2020 A, GO Bonds	5.00%	06/01/2029	9,000	11,488,500
New Jersey (State of) Economic Development Authority;
Series 2005 N-1, Ref. RB (INS - NATL)(b)(l)(n)	5.50%	09/01/2022	7,500	8,104,800
Series 2012, Ref. RB	5.00%	06/15/2022	1,000	1,031,850
Series 2012, Ref. RB	5.00%	06/15/2023	3,125	3,218,437
Series 2012, Ref. RB	5.00%	06/15/2025	3,050	3,136,681
Series 2013 NN, Ref. RB	5.00%	03/01/2026	305	329,565
Series 2015 XX, Ref. RB	5.00%	06/15/2025	2,000	2,311,520
Series 2017 A, Ref. RB (INS - BAM)(b)	5.00%	07/01/2028	5,035	6,140,736
Series 2017 DDD, RB	5.00%	06/15/2031	3,670	4,302,304
New Jersey (State of) Economic Development Authority (American Water Co., Inc.); Series 2019, Ref. RB(a)(c)	2.20%	12/03/2029	2,500	2,700,775
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.); Series 2012, RB(a)	5.75%	09/15/2027	3,225	3,239,061
New Jersey (State of) Economic Development Authority (Newark Downtown District Management Corp.); Series 2019, Ref. RB	5.13%	06/15/2037	116	143,885
New Jersey (State of) Economic Development Authority (Paterson Charter School for Science and Technology, Inc.);
Series 2012 C, RB	5.00%	07/01/2022	580	594,657
Series 2012 C, RB	5.00%	07/01/2032	475	487,768
New Jersey (State of) Economic Development Authority (Provident Group - Rowan Properties LLC - Rowan University Student Housing); Series 2015 A, RB	5.00%	01/01/2030	250	237,038
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement);
Series 2013, RB(a)	5.00%	07/01/2021	425	435,038
Series 2013, RB(a)	5.50%	01/01/2026	1,390	1,570,130
Series 2013, RB(a)	5.50%	01/01/2027	2,130	2,398,934
Series 2013, RB(a)	5.00%	01/01/2028	1,000	1,108,480
New Jersey (State of) Educational Facilities Authority (Higher Education Facilities Trust Fund); Series 2014, RB	5.00%	06/15/2026	1,000	1,123,180
New Jersey (State of) Educational Facilities Authority (Rider University);
Series 2017 F, RB	5.00%	07/01/2032	395	411,606
Series 2017 F, RB	5.00%	07/01/2033	415	430,276
Series 2017 F, RB	5.00%	07/01/2035	1,000	1,031,620
New Jersey (State of) Health Care Facilities Financing Authority (Meridian Health System Obligated Group);
Series 2011, Ref. RB	5.00%	07/01/2025	1,500	1,609,305
Series 2011, Ref. RB	5.00%	07/01/2027	2,000	2,137,480
New Jersey (State of) Health Care Facilities Financing Authority (Princeton Healthcare System); Series 2016, Ref. RB	5.00%	07/01/2031	1,000	1,209,570
New Jersey (State of) Health Care Facilities Financing Authority (Princeton HealthCare System); Series 2016, Ref. RB	5.00%	07/01/2030	1,200	1,456,284
New Jersey (State of) Health Care Facilities Financing Authority (Valley Health System Obligated Group); Series 2019, RB	5.00%	07/01/2030	1,250	1,613,850
New Jersey (State of) Higher Education Student Assistance Authority;
Series 2013 1B, RB(a)	4.75%	12/01/2043	5,000	5,240,450
Series 2018 B, Ref. RB(a)	5.00%	12/01/2025	2,250	2,650,365
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
New Jersey (State of) Transportation Trust Fund Authority;
Series 2008 A, RB(g)	0.00%	12/15/2028	$ 255	$ 210,008
Series 2009 C, RB	5.25%	06/15/2032	250	280,992
Series 2010 D, RB	5.25%	12/15/2023	1,500	1,693,710
Series 2011 A, RB	5.00%	06/15/2027	250	255,443
Series 2013 AA, RB	5.00%	06/15/2021	5,270	5,391,315
Series 2013 AA, RB	5.25%	06/15/2030	710	770,116
Series 2015 AA, RB	5.00%	06/15/2023	2,000	2,204,220
Series 2018 A, Ref. RB	5.00%	12/15/2032	5,000	5,990,300
Series 2018 A, Ref. RN	5.00%	06/15/2023	2,500	2,756,225
Series 2018 A, Ref. RN(l)(n)	5.00%	06/15/2029	4,500	5,228,820
Series 2018 A, Ref. RN(l)(n)	5.00%	06/15/2030	2,000	2,314,440
Series 2019, Ref. RB	5.00%	12/15/2024	2,500	2,863,925
New Jersey Transportation Trust Fund Authority; Series 2018, RB	5.00%	12/15/2028	5,000	6,125,050
North Hudson Sewerage Authority; Series 2012 A, Ctfs.(c)(h)	5.00%	06/01/2022	90	96,484
Salem (County of), NJ Pollution Control Financing Authority (Chambers); Series 2014 A, Ref. PCR(a)	5.00%	12/01/2023	5,160	5,410,002
South Jersey Transportation Authority; Series 2014 A, Ref. RB	5.00%	11/01/2028	500	577,255
Tobacco Settlement Financing Corp.;
Series 2018 A, Ref. RB	5.00%	06/01/2029	2,500	3,227,475
Series 2018 A, Ref. RB	5.00%	06/01/2030	5,000	6,410,350
Series 2018 A, Ref. RB	5.00%	06/01/2031	4,650	5,925,913
Series 2018 A, Ref. RB	5.00%	06/01/2032	335	424,083
Series 2018 B, Ref. RB	3.20%	06/01/2027	2,025	2,079,979
				139,326,124
New Mexico–0.10%
New Mexico (State of) Hospital Equipment Loan Council (Haverland Charter Lifestyle Group); Series 2013, RB	4.00%	07/01/2022	685	695,467
Santa Fe (City of), NM (El Castillo Retirement);
Series 2019 A, RB	5.00%	05/15/2034	725	786,690
Series 2019 A, RB	5.00%	05/15/2039	500	537,035
				2,019,192
New York–10.58%
Buffalo & Erie County Industrial Land Development Corp. (Medaille College); Series 2018, Ref. RB(e)	5.00%	10/01/2038	500	504,805
Build NYC Resource Corp. (Brooklyn Navy Yard); Series 2019, Ref. RB(a)(e)	5.25%	12/31/2033	1,500	1,613,310
Build NYC Resource Corp. (Pratt Paper, Inc.); Series 2014, Ref. RB(a)(e)	4.50%	01/01/2025	910	969,350
City of New Rochelle Corp. for Local Development (Iona College); Series 2015 A, Ref. RB	5.00%	07/01/2035	350	382,186
Long Island (City of), NY Power Authority;
Series 2014 A, Ref. RB	5.00%	09/01/2034	4,000	4,625,520
Series 2018, RB	5.00%	09/01/2029	1,000	1,311,760
Metropolitan Transportation Authority;
Series 2015 C-1, Ref. RB	5.00%	11/15/2031	1,875	2,059,950
Series 2015 C-1, Ref. RB	5.25%	11/15/2031	2,500	2,778,700
Subseries 2012 G-4, Ref. RB (67% of 1 mo. USD LIBOR + 0.55%)(c)(d)	0.65%	11/01/2022	2,950	2,853,269
Subseries 2014 D-2, RB (SIFMA Municipal Swap Index + 0.45%)(c)(d)	0.55%	11/15/2022	3,500	3,377,010
Metropolitan Transportation Authority (Green Bonds);
Series 2015 A-2, RB(c)	5.00%	05/15/2030	3,000	3,506,580
Series 2016 A2, Ref. RB	5.00%	11/15/2024	1,360	1,485,705
Series 2017 C-2, Ref. RB(g)	0.00%	11/15/2029	1,000	745,500
Monroe County Industrial Development Corp. (St. Ann’s Community); Series 2019, Ref. RB	4.00%	01/01/2030	2,000	2,027,560
Monroe County Industrial Development Corp. (University of Rochester); Series 2017 D, Ref. RB	4.00%	07/01/2036	1,000	1,147,940
Nassau County Tobacco Settlement Corp.; Series 2006 A-2, RB	5.25%	06/01/2026	500	506,785
New York & New Jersey (States of) Port Authority;
Series 2019 218, RB(a)	5.00%	11/01/2030	3,000	3,907,620
Series 2019, RB(a)	5.00%	11/01/2033	1,525	1,946,723
Two Hundred Second Series 2017, Ref. RB(a)	5.00%	10/15/2035	3,000	3,609,750
Two Hundred Seventh Series 2018, Ref. RB(a)(l)(n)	5.00%	09/15/2028	9,000	11,426,400
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York & New Jersey (States of) Port Authority (JFK International Air Terminal LLC);
Series 1997 6, RB(a)(c)(h)	5.75%	12/31/2020	$ 670	$ 674,348
Series 2010 8, RB	6.50%	12/01/2028	4,230	4,257,453
Series 2010 8, RB	6.00%	12/01/2036	300	301,950
Series 2010, RB	6.00%	12/01/2042	200	201,300
New York (City of), NY;
Series 2015 C, Ref. GO Bonds	5.00%	08/01/2029	1,000	1,171,050
Series 2016 E, Ref. GO Bonds	5.00%	08/01/2027	5,000	6,149,100
Series 2019 B-1, GO Bonds	5.00%	10/01/2032	1,000	1,293,520
Series 2019 B-1, GO Bonds	5.00%	10/01/2033	2,000	2,571,860
Series 2020 C, GO Bonds	4.00%	08/01/2037	4,000	4,795,120
New York (City of), NY Industrial Development Agency (Liberty 123 Wash); Series 2007, VRD RB (LOC - Bank Of China, Ltd.)(i)(j)	0.02%	10/01/2042	7,900	7,900,000
New York (City of), NY Industrial Development Agency (Queens Baseball Stadium); Series 2006, RB (INS - AMBAC)(b)	5.00%	01/01/2036	150	150,059
New York (City of), NY Transitional Finance Authority;
Series 2018 S-2A, Ref. RB	5.00%	07/15/2034	5,000	6,309,350
Series 2019 C1, RB	4.00%	11/01/2036	5,000	5,916,750
New York (State of) Dormitory Authority;
Series 2019 A, RB	5.00%	10/01/2033	1,350	1,649,133
Series 2019 A, Ref. RB	5.00%	03/15/2037	3,000	3,801,630
Series 2020 A, Ref. RB	4.00%	03/15/2035	5,000	6,082,700
Series 2020 B, RB (INS -BAM)(b)	4.00%	08/15/2040	2,000	2,269,960
Series 2020 D, Ref. RB	4.00%	02/15/2036	7,870	9,433,218
New York (State of) Dormitory Authority (Montefiore Obligated Group);
Series 2018 A, Ref. RB	5.00%	08/01/2028	1,755	2,169,320
Series 2018 A, Ref. RB	5.00%	08/01/2030	2,420	2,947,850
New York (State of) Dormitory Authority (Orange Regional Medical Center);
Series 2015, RB(e)	5.00%	12/01/2024	300	346,008
Series 2017, Ref. RB(e)	5.00%	12/01/2033	2,000	2,349,840
Series 2017, Ref. RB(e)	5.00%	12/01/2034	1,000	1,171,490
New York (State of) Dormitory Authority (Ozanam Hall of Queens Nursing Home, Inc.); Series 2006, RB (LOC - Allied Irish Banks PLC)(j)	5.00%	11/01/2026	35	35,567
New York (State of) Thruway Authority;
Series 2018 L, Ref. RB	5.00%	01/01/2030	500	629,860
Series 2018 L, Ref. RB	5.00%	01/01/2031	1,000	1,253,960
Series 2019 B, Ref. RB	4.00%	01/01/2037	1,490	1,737,221
New York City (City of), NY Transitional Finance Authority; Series 2019 B-1, RB	4.00%	11/01/2038	2,800	3,320,464
New York Counties Tobacco Trust VI;
Series 2016 B, Ref. RB	5.00%	06/01/2027	280	334,037
Series 2016 B, Ref. RB	5.00%	06/01/2030	270	316,111
Series 2016 B, Ref. RB	5.00%	06/01/2031	250	290,698
New York Liberty Development Corp. (Goldman Sachs Headquarters); Series 2005, Ref. RB	5.25%	10/01/2035	2,660	3,843,062
New York State Dormitory Authority; Series 2015 B, RB	5.00%	02/15/2032	2,055	2,416,166
New York Transportation Development Corp.;
Series 2020 A, Ref. RB(a)	5.00%	12/01/2030	1,000	1,254,510
Series 2020 A, Ref. RB(a)	5.00%	12/01/2032	1,250	1,550,975
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport);
Series 2016, Ref. RB(a)	5.00%	08/01/2021	4,985	5,036,694
Series 2020, Ref. RB(a)	5.25%	08/01/2031	1,870	2,041,629
Series 2020, Ref. RB(a)	5.38%	08/01/2036	1,000	1,097,480
New York Transportation Development Corp. (American Airlines, Inc.);
Series 2016, Ref. RB(a)	5.00%	08/01/2026	10,000	10,089,800
Series 2016, Ref. RB(a)	5.00%	08/01/2031	17,000	17,085,850
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminal C&D Redevelopment);
Series 2018, RB(a)	5.00%	01/01/2026	10,000	11,406,500
Series 2018, RB(a)	5.00%	01/01/2034	1,540	1,758,372
Series 2018, RB(a)	5.00%	01/01/2036	960	1,089,514
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York Transportation Development Corp. (Delta Air Lines, Inc.-Laguardia); Series 2020, RB(a)	4.00%	10/01/2030	$ 3,000	$ 3,387,900
New York Transportation Development Corp. (Laguardia Airport Terminal B Redevelopment); Series 2016 A, RB (INS - AGM)(a)(b)	4.00%	07/01/2041	1,000	1,058,090
New York Transportation Development Corp. (Terminal One Group Association L.P.); Series 2015, Ref. RB(a)	5.00%	01/01/2021	2,300	2,306,785
Oneida County Local Development Corp. (Mohawk Valley Health System); Series 2019, Ref. RB (INS - AGM)(b)	5.00%	12/01/2031	1,000	1,294,120
Otsego County Capital Resource Corp. (Hartwick College); Series 2015 A, Ref. RB	5.00%	10/01/2030	500	484,120
Rockland Tobacco Asset Securitization Corp.; Series 2001, RB	5.63%	08/15/2035	2,080	2,100,010
Syracuse (City of), NY Industrial Development Agency (Carousel Center); Series 2016 A, Ref. RB(a)	5.00%	01/01/2032	1,250	1,148,862
TSASC, Inc.;
Series 2017 A, Ref. RB	5.00%	06/01/2032	2,000	2,410,560
Series 2017 A, Ref. RB	5.00%	06/01/2033	1,500	1,798,935
Series 2017 A, Ref. RB	5.00%	06/01/2034	1,000	1,195,390
				208,472,674
North Carolina–2.34%
Charlotte (City of) & Mecklenburg (County of), NC Hospital Authority (Carolinas HealthCare System); Series 2018 E, Ref. RB (SIFMA Municipal Swap Index + 0.45%)(c)(d)	0.55%	12/01/2021	3,000	3,000,390
Charlotte (City of), NC (Charlotte Douglas International Airport);
Series 2017 A, RB	5.00%	07/01/2034	750	922,448
Series 2017 A, RB	5.00%	07/01/2035	1,000	1,227,390
Charlotte-Mecklenburg Hospital Authority (The) (Carolinas Health Care Systems); Series 2007 C, Ref. VRD RB(i)	0.01%	01/15/2037	12,410	12,410,000
Columbus (County of), NC Industrial Facilities & Pollution Control Financing Authority (International Paper Co.); Series 2019, Ref. RB(c)	2.00%	10/01/2024	1,500	1,575,900
New Hanover (County of), NC (New Hanover Regional Medical Center);
Series 2017, Ref. RB	5.00%	10/01/2027	1,100	1,388,002
Series 2017, Ref. RB	5.00%	10/01/2034	1,000	1,216,020
North Carolina (State of); Series 2019, RB	5.00%	03/01/2032	3,000	3,926,610
North Carolina (State of) Department of Transportation (I-77 HOT Lanes);
Series 2015, RB(a)	5.00%	06/30/2026	1,700	1,904,833
Series 2015, RB(a)	5.00%	06/30/2027	1,215	1,354,919
Series 2015, RB(a)	5.00%	06/30/2029	1,340	1,482,321
Series 2015, RB(a)	5.00%	06/30/2030	1,405	1,549,013
North Carolina (State of) Medical Care Commission; Series 2020 A, RB	5.00%	07/01/2033	1,250	1,595,375
North Carolina (State of) Medical Care Commission (Lutheran Services); Series 2012, Ref. RB	4.25%	03/01/2024	1,095	1,109,574
North Carolina (State of) Medical Care Commission (Pennybyrn at Maryfield);
Series 2020, RB	2.50%	10/01/2024	740	741,820
Series 2020, RB	2.88%	10/01/2026	650	651,632
North Carolina (State of) Municipal Power Agency No. 1 (Catawba); Series 2015 A, Ref. RB	5.00%	01/01/2028	5,000	5,974,700
North Carolina (State of) Turnpike Authority; Series 2017, Ref. RB (INS - AGM)(b)	5.00%	01/01/2031	1,250	1,516,938
Raleigh & Durham (Cities of), NC Airport Authority; Series 2020 A, Ref. RB(a)	5.00%	05/01/2033	2,000	2,595,320
				46,143,205
North Dakota–0.18%
Burleigh (County of), ND (University of Mary);
Series 2016, RB	4.38%	04/15/2026	695	708,775
Series 2016, RB	5.10%	04/15/2036	2,815	2,834,536
				3,543,311
Ohio–3.50%
American Municipal Power, Inc. (AMP Fremont Energy Center); Series 2012, RB	5.00%	02/15/2021	1,250	1,262,050
American Municipal Power, Inc. (Combined Hydroelectric);
Series 2016 A, Ref. RB	4.00%	02/15/2035	3,000	3,366,480
Series 2018 A, RB(c)	2.25%	08/15/2021	1,500	1,504,965
Buckeye Tobacco Settlement Financing Authority; Series 2020 A-2, Ref. RB	4.00%	06/01/2037	8,310	9,969,507
Centerville (City of), OH (Graceworks Lutheran Services); Series 2017, Ref. RB	5.25%	11/01/2037	1,195	1,258,574
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Constellation Schools); Series 2014 A, Ref. RB	5.75%	01/01/2024	510	531,925
Cleveland (City of), OH; Series 2012 A, Ref. RB(c)(h)	5.00%	01/01/2022	2,750	2,891,487
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–(continued)
Cleveland-Cuyahoga (County of), OH Port Authority (Euclid Avenue Development Corp.); Series 2014, Ref. RB	5.00%	08/01/2027	$ 1,000	$ 1,110,980
Columbus-Franklin (County of), OH Finance Authority (Easton); Series 2020, RB(e)	5.00%	06/01/2028	5,000	5,210,550
Cuyahoga (County of), OH (Metrohealth System);
Series 2017, Ref. RB	5.00%	02/15/2031	1,750	2,062,532
Series 2017, Ref. RB	5.00%	02/15/2032	3,980	4,672,520
Franklin (County of), OH (First Community Village Obligated Group); Series 2013, Ref. RB	5.25%	07/01/2033	1,000	1,015,440
Gallia (County of), OH (Holzer Health System Obligated Group); Series 2012, Ref. RB(c)(h)	8.00%	07/01/2022	3,280	3,652,838
Hamilton (County of), OH; Series 2016 A, Ref. RB	5.00%	12/01/2027	3,410	4,331,962
Hamilton (County of), OH (Christ Hospital); Series 2012, RB	5.25%	06/01/2023	1,500	1,599,795
Hamilton (County of), OH (Life Enriching Communities); Series 2012, RB	5.00%	01/01/2032	750	784,343
Hamilton (County of), OH (UC Health); Series 2020, RB	5.00%	09/15/2037	2,000	2,496,680
Montgomery (County of), OH Hospital Facilities (Premier Health Partners Obligated Group); Series 2019 A, Ref. RB	5.00%	11/15/2034	1,500	1,814,370
Muskingum (County of), OH (Genesis Healthcare System); Series 2013, RB	5.00%	02/15/2033	1,240	1,299,656
Ohio (State of);
Series 2020 A, Ref. RB	5.00%	01/15/2033	600	767,874
Series 2020 A, Ref. RB	5.00%	01/15/2034	1,000	1,274,960
Series 2020 A, Ref. RB	5.00%	01/15/2035	900	1,145,304
Ohio (State of) (Portsmouth Bypass); Series 2015, RB(a)	5.00%	12/31/2025	1,300	1,537,120
Ohio (State of) Air Quality Development Authority (Ohio Valley Electric Corp.); Series 2014, RB(a)(c)	2.60%	10/01/2029	9,000	9,361,530
Ohio (State of) Air Quality Development Authority (Pratt Paper LLC); Series 2017, RB(a)(e)	3.75%	01/15/2028	1,890	2,074,880
Ohio (State of) Higher Educational Facility Commission; Series 2015, Ref. RB	6.00%	10/01/2021	130	130,291
Ohio (State of) Higher Educational Facility Commission (Cleveland Clinic Health System Obligated Group); Series 2013 B-2, VRD RB(i)	0.04%	01/01/2039	1,500	1,500,000
Southeastern Ohio Port Authority (Memorial Health System); Series 2015, Ref. RB	5.50%	12/01/2029	350	372,915
				69,001,528
Oklahoma–0.65%
Comanche (County of), OK Hospital Authority; Series 2015, Ref. RB	5.00%	07/01/2023	2,815	3,061,622
Oklahoma (State of) Development Finance Authority (OU Medicine); Series 2018 B, RB	5.00%	08/15/2033	1,000	1,192,710
Payne (County of), OK Economic Development Authority (Epworth Living at the Ranch); Series 2016 B-2, RB(k)	4.75%	11/01/2023	852	4,259
Tulsa (City of), OK Municipal Airport Trust; Series 2001 A, Ref. RB(a)	5.50%	12/01/2035	3,250	3,371,810
Tulsa (City of), OK Municipal Airport Trust (American Airlines Group, Inc.); Series 2015, Ref. RB(a)(c)	5.00%	06/01/2025	5,000	5,210,200
				12,840,601
Oregon–0.49%
Clackamas (County of), OR Hospital Facility Authority (Rose Villa); Series 2020, Ref. RB	3.25%	11/15/2025	2,000	2,017,780
Forest Grove (City of), OR (Pacific University); Series 2015 A, Ref. RB	5.00%	05/01/2036	250	270,490
Medford (City of), OR Hospital Facilities Authority (Asante); Series 2020 A, Ref. RB	4.00%	08/15/2039	1,100	1,294,128
Multnomah (County of), OR (Hospital Facilities Authority Terwilliger Plaza, Inc.);
Series 2016, Ref. RB	5.00%	12/01/2025	295	330,916
Series 2016, Ref. RB	5.00%	12/01/2030	1,305	1,446,527
Portland (Port of), OR; Series 2017 24-B, RB(a)	5.00%	07/01/2035	3,255	3,847,410
Salem (City of), OR Hospital Facility Authority (Capital Manor, Inc.); Series 2012, Ref. RB	5.00%	05/15/2022	430	441,460
				9,648,711
Pennsylvania–6.21%
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue); Series 2018 A, Ref. RB	5.00%	04/01/2032	2,000	2,457,160
Allegheny (County of), PA Industrial Development Authority (United States Steel Corp.); Series 2019, Ref. RB	4.88%	11/01/2024	2,000	1,949,320
Allentown Neighborhood Improvement Zone Development Authority (City Center); Series 2018, RB(e)	5.00%	05/01/2033	3,795	4,100,308
Chester (County of), PA Health & Education Facilities Authority (Simpson Senior Services); Series 2015 A, Ref. RB	5.00%	12/01/2030	1,000	1,042,130
Coatesville Area School District Building Authority;
Series 2018, RB (INS - BAM)(b)	5.00%	12/01/2025	385	424,574
Series 2018, RB (INS - BAM)(b)	5.00%	12/01/2026	335	368,909
Series 2018, RB (INS - BAM)(b)	5.00%	12/01/2027	360	395,784
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Coatesville School District; Series 2020 A, GO Bonds (INS - BAM)(b)(g)	0.00%	10/01/2036	$ 1,300	$ 740,233
Commonwealth Financing Authority;
Series 2018, RB	5.00%	06/01/2030	5,500	7,010,410
Series 2018, RB	5.00%	06/01/2031	2,000	2,538,400
Series 2018, RB	5.00%	06/01/2033	2,000	2,511,000
Delaware River Joint Toll Bridge Commission; Series 2019 B, Ref. RB	5.00%	07/01/2031	370	490,835
East Hempfield (Township of), PA Industrial Development Authority (Student Services, Inc. Student Housing at Millersville University of Pennsylvania); Series 2015, RB	5.00%	07/01/2025	390	393,568
Franklin (County of), PA Industrial Development Authority (Menno-Haven, Inc.);
Series 2018, Ref. RB	5.00%	12/01/2029	1,000	1,112,070
Series 2018, Ref. RB	5.00%	12/01/2031	1,005	1,105,279
Series 2018, Ref. RB	5.00%	12/01/2033	750	815,010
Lancaster (County of), PA Hospital Authority (Masonic Villages); Series 2015, Ref. RB	5.00%	11/01/2029	1,500	1,698,030
Lancaster (County of), PA Hospital Authority (Moravian Manors, Inc.); Series 2019 A, RB	5.00%	06/15/2038	1,110	1,180,507
Luzerne (County of), PA; Series 2015 A, Ref. GO Bonds (INS - AGM)(b)	5.00%	11/15/2029	500	598,845
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University);
Series 2018 A, Ref. RB	5.00%	09/01/2030	3,500	4,306,365
Series 2018 C, RB (SIFMA Municipal Swap Index + 0.72%)(c)(d)	0.82%	09/01/2023	2,800	2,799,776
Series 2019, Ref. RB	5.00%	09/01/2031	545	679,697
Montgomery (County of), PA Industrial Development Authority (ACTS Retirement-Life Communities, Inc.); Series 2012, Ref. RB(c)(h)	5.00%	05/15/2022	2,000	2,139,800
Northampton (County of), PA Industrial Development Authority (Morningstar Senior Living, Inc.); Series 2012, RB	5.00%	07/01/2027	2,850	2,914,666
Pennsylvania (Commonwealth of);
First Series 2017, Ref. GO Bonds	5.00%	01/01/2026	5,400	6,645,132
Series 2015 1, GO Bonds	5.00%	03/15/2031	1,500	1,769,355
Series 2018 A, Ref. COP	5.00%	07/01/2029	300	382,299
Series 2018 A, Ref. COP	5.00%	07/01/2030	375	475,455
Series 2018 A, Ref. COP	5.00%	07/01/2031	425	536,635
Pennsylvania (Commonwealth of) Economic Development Financing Authority (PA Bridges Finco L.P.);
Series 2015, RB(a)	5.00%	12/31/2027	5,965	7,131,098
Series 2015, RB(a)	5.00%	12/31/2034	2,630	3,045,803
Pennsylvania (Commonwealth of) Public School Building Authority (Philadelphia School District); Series 2016 A, Ref. RB (INS - AGM)(b)	5.00%	06/01/2030	3,000	3,664,530
Pennsylvania (Commonwealth of) Turnpike Commission;
Series 2015 A-1, Ref. RB	5.00%	12/01/2028	1,055	1,247,474
Series 2015 A-1, Ref. RB	5.25%	12/01/2034	250	296,735
Series 2016 A1, RB	5.00%	12/01/2041	1,000	1,160,620
Series 2017 3, Ref. RB	5.00%	12/01/2034	3,000	3,709,140
Series 2019 A, RB	5.00%	12/01/2031	1,860	2,401,632
Series 2019 A, RB	5.00%	12/01/2034	1,400	1,823,696
Subseries 2017, Ref. RB	5.00%	12/01/2031	4,075	5,023,864
Philadelphia (City of), PA;
Series 2019 B, GO Bonds	5.00%	02/01/2033	1,200	1,541,088
Series 2020 A, Ref. RB	4.00%	07/01/2040	5,000	5,816,350
Philadelphia (City of), PA Authority for Industrial Development;
Series 2017, RB	5.00%	12/01/2035	1,000	1,219,830
Series 2017, RB	5.00%	12/01/2037	1,310	1,586,803
Philadelphia (City of), PA Authority for Industrial Development (Kipp Philadelphia Charter School Program); Series 2016 A, RB	5.00%	04/01/2036	1,000	1,092,640
Philadelphia (City of), PA Authority for Industrial Development (La Salle University); Series 2017, Ref. RB	5.00%	05/01/2034	1,000	1,051,210
Philadelphia (City of), PA Gas Works;
Series 2015, Ref. RB	5.00%	08/01/2031	1,000	1,173,180
Series 2015, Ref. RB	5.00%	08/01/2032	1,000	1,172,180
Philadelphia (City of), PA Hospitals & Higher Education Facilities Authority (Temple University Health System);
Series 2012 A, RB	5.63%	07/01/2042	3,100	3,284,388
Series 2017, Ref. RB	5.00%	07/01/2027	3,480	4,131,839
Series 2017, Ref. RB	5.00%	07/01/2029	2,295	2,682,373
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Philadelphia (City of), PA Industrial Development Authority (Thomas Jefferson University); Series 2017 A, Ref. RB	5.00%	09/01/2035	$ 3,000	$ 3,510,300
Philadelphia School District;
Series 2007 A, Ref. GO Bonds (INS - NATL)(b)	5.00%	06/01/2025	2,400	2,861,976
Series 2018 A, GO Bonds	5.00%	09/01/2025	745	890,275
Series 2018 A, GO Bonds	5.00%	09/01/2032	510	641,371
Pittsburgh (City of), PA Water & Sewer Authority; Series 2017 C, Ref. RB (SIFMA Municipal Swap Index + 0.65%), (INS - AGM)(b)(c)(d)	0.76%	12/01/2023	1,600	1,602,384
Reading School District;
Series 2017, Ref. GO Bonds (INS - AGM)(b)	5.00%	03/01/2035	30	36,481
Series 2017, Ref. GO Bonds (INS - AGM)(b)	5.00%	03/01/2036	25	30,207
School District of Philadelphia (The);
Series 2019 A, GO Bonds	5.00%	09/01/2027	1,500	1,883,610
Series 2019 A, GO Bonds	5.00%	09/01/2031	1,000	1,289,000
Scranton School District;
Series 2017 E, Ref. GO Bonds (INS - BAM)(b)	5.00%	12/01/2032	110	135,801
Series 2017 E, Ref. GO Bonds (INS - BAM)(b)	5.00%	12/01/2033	90	110,949
State Public School Building Authority (School District of Philidelphia (The)); Series 2016 A, Ref. RB (INS - AGM)(b)	5.00%	06/01/2031	120	145,883
Washington (County of), PA Redevelopment Authority (Victory Centre); Series 2018, Ref. RB	5.00%	07/01/2028	225	236,074
West Shore Area Authority (Messiah Village); Series 2015 A, Ref. RB	5.00%	07/01/2030	500	540,040
Wilkes-Barre Area School District; Series 2016 B, GO Bonds (INS - BAM)(b)	5.00%	08/01/2028	500	622,270
				122,374,646
Puerto Rico–2.38%
Children’s Trust Fund;
Series 2002, RB	5.38%	05/15/2033	1,605	1,615,224
Series 2002, RB	5.50%	05/15/2039	640	656,749
Series 2002, RB	5.63%	05/15/2043	700	703,710
Puerto Rico (Commonwealth of);
Series 2001 A, GO Bonds (INS - NATL)(b)	5.50%	07/01/2029	1,770	1,893,245
Series 2003 C-7, Ref. GO Bonds (INS - NATL)(b)	6.00%	07/01/2027	1,565	1,609,634
Series 2009 C, Ref. GO Bonds(k)	6.00%	07/01/2039	10,000	7,212,500
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority; Series 2012 A, RB	5.00%	07/01/2033	2,000	2,075,000
Puerto Rico (Commonwealth of) Electric Power Authority; Series 2008 WW, RB(k)	5.50%	07/01/2038	2,500	1,887,500
Puerto Rico (Commonwealth of) Highway & Transportation Authority; Series 2007 CC, Ref. RB (INS - AGM)(b)	5.50%	07/01/2030	2,535	3,015,256
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (University Plaza); Series 2000 A, RB (INS - NATL)(b)	5.00%	07/01/2033	1,430	1,430,386
Puerto Rico (Commonwealth of) Public Buildings Authority (Government Facilities);
Series 2007 M-3, Ref. RB (INS - NATL)(b)	6.00%	07/01/2025	2,375	2,521,870
Series 2007 M-3, Ref. RB (INS - NATL)(b)	6.00%	07/01/2028	1,130	1,162,227
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(g)	0.00%	07/01/2027	10,272	9,011,625
Series 2018 A-1, RB(g)	0.00%	07/01/2029	10,160	8,466,328
Series 2018 A-1, RB	4.50%	07/01/2034	3,468	3,718,147
				46,979,401
Rhode Island–1.04%
Providence (City of), RI Public Building Authority; Series 2011 A, RB (INS - AGM)(b)	5.88%	06/15/2026	500	512,915
Rhode Island Health & Educational Building Corp. (University of Rhode Island - Auxiliary Enterprise); Series 2013 C, Ref. RB	5.00%	09/15/2022	1,000	1,076,930
Tobacco Settlement Financing Corp.;
Series 2015 A, Ref. RB	5.00%	06/01/2026	1,375	1,601,614
Series 2015 A, Ref. RB	5.00%	06/01/2027	900	1,042,551
Series 2015 A, Ref. RB	5.00%	06/01/2028	1,080	1,244,916
Series 2015 A, Ref. RB	5.00%	06/01/2035	12,500	14,093,750
Series 2015 B, Ref. RB	2.25%	06/01/2041	820	853,940
				20,426,616
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
South Carolina–0.65%
Greenville (County of), SC Hospital System Board of Trustees; Series 2012, Ref. RB	5.00%	05/01/2024	$ 500	$ 529,265
Greenwood (County of), SC (Self Regional Healthcare); Series 2012 B, Ref. RB	5.00%	10/01/2026	4,650	4,913,934
Piedmont Municipal Power Agency; Series 2015 A, RB	5.00%	01/01/2030	2,000	2,297,660
South Carolina (State of) Jobs-Economic Development Authority (Lutheran Homes);
Series 2013, RB	5.00%	05/01/2023	1,000	1,021,830
Series 2013, RB	5.00%	05/01/2028	1,250	1,266,375
South Carolina (State of) Jobs-Economic Development Authority (Prisma Health Obligated Group); Series 2018 A, Ref. RB	5.00%	05/01/2048	200	233,802
South Carolina (State of) Public Service Authority;
Series 2020 A, Ref. RB	5.00%	12/01/2032	1,000	1,329,110
Series 2020 A, Ref. RB	4.00%	12/01/2037	1,000	1,192,720
				12,784,696
South Dakota–0.03%
Educational Enhancement Funding Corp.; Series 2013 B, RB	5.00%	06/01/2026	550	606,749
Tennessee–1.32%
Bristol (City of), TN Industrial Development Board (Pinnacle); Series 2016, RB	4.25%	06/01/2021	445	445,952
Chattanooga (City of) & Hamilton (County of), TN Hospital Authority (Erlanger Health System); Series 2014 A, Ref. RB	5.00%	10/01/2039	1,505	1,644,814
Greeneville (Town of), TN Health & Educational Facilities Board (Ballad Health Obligated Group);
Series 2018 A, RB	5.00%	07/01/2032	370	402,308
Series 2018 A, Ref. RB	5.00%	07/01/2034	3,000	3,253,800
Series 2018 A, Ref. RB	5.00%	07/01/2035	2,500	3,039,975
Knox (County of), TN Health, Educational & Housing Facility Board (Covenant Health); Series 2012 A, Ref. RB	5.00%	01/01/2025	500	543,545
Metropolitan Development and Housing Agency (Fifth + Broadway Development); Series 2018, RB(e)	4.50%	06/01/2028	815	858,660
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (Blakeford at Green Hills); Series 2012, Ref. RB	5.00%	07/01/2022	500	522,655
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (Lipscomb University); Series 2019 A, Ref. RB	5.00%	10/01/2035	1,115	1,245,946
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center);
Series 2016 A, RB	5.00%	07/01/2031	1,000	1,196,400
Series 2016 A, RB	5.00%	07/01/2035	2,000	2,367,020
Shelby (County of), TN Health, Educational & Housing Facilities Board (Methodist Le Bonheur Healthcare); Series 2017 A, RB	5.00%	05/01/2031	1,185	1,447,063
Shelby (County of), TN Health, Educational & Housing Facilities Board (The Village at Germantown, Inc.); Series 2014, RB	5.00%	12/01/2029	650	691,314
Shelby (County of), TN Health, Educational & Housing Facilities Board (Trezevant Manor); Series 2016 A, Ref. RB(e)	5.00%	09/01/2037	750	686,190
Tennessee Energy Acquisition Corp.;
Series 2006 C, RB	5.00%	02/01/2023	1,360	1,484,930
Series 2006 C, RB	5.00%	02/01/2024	3,225	3,643,444
Series 2006 C, RB	5.00%	02/01/2027	150	182,329
Series 2018, RB(c)	4.00%	11/01/2025	2,000	2,296,240
				25,952,585
Texas–7.83%
Arlington Higher Education Finance Corp. (Harmony Public Schools); Series 2015, Ref. RB (CEP - Texas Permanent School Fund)	5.00%	02/15/2032	1,500	1,739,970
Arlington Higher Education Finance Corp. (UME Preparatory Academy);
Series 2017 A, RB	4.55%	08/15/2028	125	132,954
Series 2017 A, RB	5.00%	08/15/2038	115	122,252
Arlington Higher Education Finance Corp. (Universal Academy);
Series 2014 A, RB	5.88%	03/01/2024	255	268,395
Series 2014 A, RB	6.63%	03/01/2029	1,000	1,097,000
Austin (City of), TX; Series 2019 B, RB(a)	5.00%	11/15/2034	2,000	2,525,840
Austin Convention Enterprises, Inc.;
Series 2017, Ref. RB	5.00%	01/01/2032	1,075	1,064,014
Series 2017, Ref. RB	5.00%	01/01/2033	1,200	1,242,804
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
City of Houston Higher Education Finance Corp. (KIPP, Inc.); Series 2015, Ref. RB (CEP - Texas Permanent School Fund)	5.00%	08/15/2029	$ 250	$ 294,513
Clifton Higher Education Finance Corp. (Idea Public Schools); Series 2013, RB	6.00%	08/15/2033	1,250	1,397,012
Clifton Higher Education Finance Corp. (International Leadership of Texas);
Series 2015 A, RB	4.88%	08/15/2027	500	570,475
Series 2015 A, RB	5.13%	08/15/2030	3,000	3,418,710
Series 2018 D, RB	5.75%	08/15/2033	5,000	5,788,700
Dallas (County of), TX Flood Control District No. 1; Series 2015, Ref. GO Bonds(e)	5.00%	04/01/2028	1,000	1,053,530
Dallas-Fort Worth (Cities of), TX International Airport;
Series 2013 F, Ref. RB	5.25%	11/01/2033	3,500	3,906,525
Series 2014 A, Ref. RB(a)	5.25%	11/01/2026	2,000	2,248,260
Decatur (City of), TX Hospital Authority (Wise Regional Health System);
Series 2014 A, Ref. RB	5.00%	09/01/2022	150	158,990
Series 2014 A, Ref. RB	5.00%	09/01/2023	150	163,955
Series 2014 A, Ref. RB	5.00%	09/01/2024	265	298,265
Series 2014 A, Ref. RB	5.25%	09/01/2029	1,000	1,114,220
Dickinson Independent School District; Series 2000, Ref. GO Bonds (CEP - Texas Permanent School Fund)	6.00%	02/15/2028	2,000	2,465,440
Frisco Independent School District; Series 2019, Ref. GO Bonds (CEP - Texas Permanent School Fund)	5.00%	08/15/2036	3,375	4,375,046
Grand Parkway Transportation Corp.;
Series 2020 C, Ref. RB	4.00%	10/01/2036	250	302,955
Series 2020, Ref. RB	4.00%	10/01/2037	1,000	1,207,170
Series 2020, Ref. RB	4.00%	10/01/2038	2,250	2,708,347
Grand Parkway Transportation Corp. (TELA Supported); Series 2018 A, RB	5.00%	10/01/2038	2,000	2,524,300
Gulf Coast Industrial Development Authority (ExxonMobil); Series 2012, VRD RB(i)	0.01%	11/01/2041	3,200	3,200,000
Gulf Coast Waste Disposal Authority;
Series 2013, RB (INS - AGM)(b)	5.00%	10/01/2021	1,250	1,299,225
Series 2013, RB (INS - AGM)(b)	5.00%	10/01/2023	2,610	2,829,840
Harris (County of) & Houston (City of), TX Sports Authority; Series 2014 A, Ref. RB	5.00%	11/15/2030	1,000	1,075,420
Harris County Cultural Education Facilities Finance Corp. (Brazos Presbyterian Homes, Inc.);
Series 2013 A, RB	4.00%	01/01/2023	995	1,012,293
Series 2013 A, RB	5.00%	01/01/2033	1,090	1,123,605
Harris County Cultural Education Facilities Finance Corp. (YMCA of the Greater Houston Area); Series 2013 A, Ref. RB	5.00%	06/01/2028	1,500	1,567,245
Hopkins (County of), TX Hospital District; Series 2008, RB	5.50%	02/15/2023	315	316,121
Houston (City of), TX; Series 2011 A, Ref. RB(a)(c)(h)	5.00%	07/01/2021	1,000	1,026,530
Houston (City of), TX (United Airlines, Inc.); Series 2020, Ref. RB(a)	5.00%	07/15/2027	3,350	3,665,570
Houston (City of), TX Airport System (United Airlines, Inc. Terminal E);
Series 2014, Ref. RB(a)	4.75%	07/01/2024	4,500	4,653,315
Series 2020 A, RB(a)	5.00%	07/01/2027	500	547,000
Houston Higher Education Finance Corp. (Cosmos Foundation, Inc.);
Series 2011 A, RB(h)	5.88%	05/15/2021	135	138,491
Series 2012 A, RB	4.00%	02/15/2022	175	179,078
Lower Colorado River Authority;
Series 2019 A, RB	5.00%	05/15/2031	400	524,184
Series 2019, Ref. RB	5.00%	05/15/2030	1,200	1,581,132
Mesquite Health Facilities Development Corp. (Christian Care Centers, Inc.); Series 2014, Ref. RB (Acquired 08/27/2014; Cost $288,553)(f)	5.00%	02/15/2024	285	279,782
Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB(a)(e)	4.63%	10/01/2031	5,000	5,310,300
New Hope Cultural Education Facilities Corp. (Morningside Ministries); Series 2013, RB	6.25%	01/01/2033	1,600	1,674,384
New Hope Cultural Education Facilities Corp. (Presbyterian Village North);
Series 2018, Ref. RB	5.00%	10/01/2029	2,105	2,252,518
Series 2018, Ref. RB	5.00%	10/01/2030	2,210	2,349,561
New Hope Cultural Education Facilities Corp. (Wesleyan Homes, Inc.);
Series 2014, RB	5.25%	01/01/2029	1,500	1,587,270
Series 2014, RB	5.50%	01/01/2035	1,400	1,464,876
New Hope Cultural Education Facilities Finance Corp. (Carillon Lifecare Community);
Series 2016, Ref. RB	4.00%	07/01/2028	2,620	2,584,263
Series 2016, Ref. RB	5.00%	07/01/2036	2,750	2,777,885
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
New Hope Cultural Education Facilities Finance Corp. (CHF-Collegiate Housing Corpus Christi II, LLC - Texas A&M University-Corpus Christi); Series 2016 A, RB	5.00%	04/01/2031	$ 670	$ 656,727
New Hope Cultural Education Facilities Finance Corp. (Collegiate Housing Stephenville II, LLC - Tarleton State University); Series 2014 A, RB(h)	5.00%	04/01/2023	785	857,911
New Hope Cultural Education Facilities Finance Corp. (Longhorn Village);
Series 2017, Ref. RB	5.00%	01/01/2027	1,090	1,194,400
Series 2017, Ref. RB	5.00%	01/01/2029	1,205	1,317,390
Series 2017, Ref. RB	5.00%	01/01/2037	2,000	2,164,120
New Hope Cultural Education Facilities Finance Corp. (MRC Senior Living-The Langford); Series 2016 A, RB	5.00%	11/15/2026	350	343,641
New Hope Cultural Education Facilities Finance Corp. (Tarleton State University); Series 2014 A, RB(c)(h)	5.00%	04/01/2024	620	701,468
Newark High Education Finance Corp. (A+ Charter Schools, Inc.); Series 2015 A, RB(e)	4.63%	08/15/2025	780	838,079
North Texas Tollway Authority;
Series 2008 I, Ref. RB (INS - AGC)(b)	6.20%	01/01/2042	4,500	5,367,150
Series 2017 B, Ref. RB (INS - AGM)(b)	4.00%	01/01/2034	750	866,730
Series 2019 B, Ref. RB	5.00%	01/01/2029	1,000	1,313,850
Pottsboro Higher Education Finance Corp. (Imagine International Academy of North Texas LLC); Series 2016 A, RB	5.00%	08/15/2036	1,960	2,078,443
SA Energy Acquisition Public Facility Corp.;
Series 2007, RB	5.50%	08/01/2021	1,475	1,525,017
Series 2007, RB	5.50%	08/01/2025	2,000	2,425,040
Tarrant County Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks);
Series 2020 B-2, Ref. RB	3.00%	11/15/2026	2,000	2,011,040
Series 2020, Ref. RB	4.00%	11/15/2027	1,000	1,007,280
Temple (City of), TX; Series 2018 A, RB(e)	5.00%	08/01/2038	5,000	5,505,050
Texas (State of) Transportation Commission;
Series 2019, RB(g)	0.00%	08/01/2034	1,400	888,132
Series 2019, RB(g)	0.00%	08/01/2035	2,050	1,231,168
Series 2019, RB(g)	0.00%	08/01/2036	1,500	854,775
Texas (State of) Transportation Commission (Central Texas Turnpike System); Series 2015 C, Ref. RB	5.00%	08/15/2033	5,000	5,703,700
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, RB	6.25%	12/15/2026	5,265	6,178,267
Texas Municipal Gas Acquisition & Supply Corp. III;
Series 2012, RB	5.00%	12/15/2021	2,600	2,719,366
Series 2012, RB	5.00%	12/15/2022	500	543,700
Series 2012, RB	5.00%	12/15/2023	3,950	4,292,386
Series 2012, RB	5.00%	12/15/2026	500	540,420
Series 2012, RB	5.00%	12/15/2028	1,775	1,909,137
Series 2012, RB	5.00%	12/15/2032	1,775	1,894,173
Texas Private Activity Bond Surface Transportation Corp. (North Tarrant Express); Series 2019 A, Ref. RB	5.00%	12/31/2030	3,000	3,843,690
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC - North Tarrant Express Managed Lanes); Series 2019 A, Ref. RB	5.00%	12/31/2032	1,000	1,265,430
Travis County Cultural Education Facilities Finance Corp. (Wayside Schools);
Series 2012 A, RB	4.63%	08/15/2022	180	182,731
Series 2012 A, RB	5.00%	08/15/2027	1,085	1,102,523
Viridian Municipal Management District;
Series 2015, Ref. GO Bonds (INS - BAM)(b)	6.00%	12/01/2029	1,670	2,021,201
Series 2015, Ref. GO Bonds (INS - BAM)(b)	6.00%	12/01/2030	1,420	1,719,876
				154,273,541
Utah–0.28%
Salt Lake (City of), UT;
Series 2017 A, RB(a)	5.00%	07/01/2034	3,500	4,226,355
Series 2018 B, RB	5.00%	07/01/2038	1,000	1,240,370
				5,466,725
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Vermont–0.30%
Burlington (City of), VT;
Series 2012 A, GO Bonds	5.00%	11/01/2021	$ 250	$ 260,832
Series 2012 A, GO Bonds(c)(h)	5.00%	11/01/2022	250	272,910
Series 2014 A, Ref. RB (INS - AGM)(b)	5.00%	07/01/2030	1,000	1,139,660
University of Vermont & State Agricultural College;
Series 2019 B, Ref. RB	5.00%	10/01/2035	1,220	1,746,650
Series 2019 B, Ref. RB	5.00%	10/01/2036	1,375	1,992,320
Vermont (State of) Educational & Health Buildings Financing Agency (Middlebury College); Series 2012 A, Ref. RB	5.00%	11/01/2028	500	541,425
				5,953,797
Virgin Islands–0.11%
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2009 B, Ref. RB	5.00%	10/01/2025	2,210	2,210,331
Virginia–0.62%
Dulles Town Center Community Development Authority (Dulles Town Center);
Seires 2012, Ref. RB	5.00%	03/01/2022	1,100	1,122,209
Series 2012, Ref. RB	5.00%	03/01/2021	1,395	1,401,026
Series 2012, Ref. RB	4.25%	03/01/2026	700	704,620
Fairfax (County of), VA Economic Development Authority (Vinson Hall LLC); Series 2013 A, RB	4.00%	12/01/2022	360	366,714
Farmville (Town of), VA Industrial Development Authority (Longwood University Student Housing); Series 2018 A, Ref. RB	5.00%	01/01/2038	1,000	1,115,940
Virginia (Commonwealth of) Small Business Financing Authority (95 Express Lanes LLC); Series 2017, RB(a)	5.00%	01/01/2040	4,000	4,146,800
Virginia (Commonwealth of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC); Series 2012, RB(a)	5.00%	01/01/2027	2,500	2,632,275
Virginia Beach Development Authority (Westminster-Canterbury on Chesapeake Bay);
Series 2018, Ref. RB	5.00%	09/01/2028	150	173,478
Series 2018, Ref. RB	5.00%	09/01/2030	455	521,512
				12,184,574
Washington–1.90%
Chelan (County of), WA Public Utility District No. 1; Series 2011 A, Ref. RB(a)	5.50%	07/01/2025	1,000	1,027,990
Energy Northwest (Columbia Generating Station); Series 2019 A, Ref. RB	5.00%	07/01/2038	2,360	3,085,157
Kalispel Tribe of Indians;
Series 2018 A, RB(e)	5.00%	01/01/2032	70	79,299
Series 2018 B, RB(e)	5.00%	01/01/2032	100	113,284
Kelso (City of), WA Housing Authority; Series 1998, RB	5.60%	03/01/2028	20	20,022
Seattle (Port of), WA;
Series 2016 B, Ref. RB(a)	5.00%	10/01/2028	3,730	4,428,256
Series 2019, RB(a)	5.00%	04/01/2032	2,000	2,499,440
Seattle (Port of), WA (SEATAC Fuel Facilities LLC);
Series 2013, Ref. RB(a)	5.00%	06/01/2021	650	664,937
Series 2013, Ref. RB(a)	5.00%	06/01/2024	1,560	1,722,396
Washington (State of); Series 2021 A, Ref. GO Bonds	5.00%	06/01/2033	2,250	3,019,657
Washington (State of) Convention Center Public Facilities District; Series 2018, RB	5.00%	07/01/2031	2,425	2,786,010
Washington (State of) Health Care Facilities Authority (Catholic Health Initiatives); Series 2013, RB (SIFMA Municipal Swap Index + 1.40%)(c)(d)	1.50%	01/01/2025	3,350	3,320,989
Washington (State of) Health Care Facilities Authority (Central Washington Health Services Association); Series 2015, Ref. RB	5.00%	07/01/2030	500	573,850
Washington (State of) Health Care Facilities Authority (PeaceHealth); Series 2014 A, Ref. RB(c)(h)	5.00%	05/15/2024	500	579,165
Washington (State of) Health Care Facilities Authority (Virginia Mason Medical Center);
Series 2017, Ref. RB	5.00%	08/15/2032	1,500	1,700,745
Series 2017, Ref. RB	5.00%	08/15/2037	1,360	1,524,329
Washington (State of) Housing Finance Commission (Bayview Manor Homes);
Series 2016 A, Ref. RB(e)	5.00%	07/01/2031	1,350	1,435,739
Series 2016 A, Ref. RB(e)	5.00%	07/01/2036	1,450	1,525,530
Washington (State of) Housing Finance Commission (Hearthstone (The)); Series 2018 B, Ref. RB(e)	3.13%	07/01/2023	45	44,586
Washington (State of) Housing Finance Commission (Heron’s Key Senior Living); Series 2015 A, RB(e)	6.00%	07/01/2025	500	542,980
Washington (State of) Housing Finance Commission (The Hearthstone); Series 2018 A, Ref. RB(e)	5.00%	07/01/2038	830	854,759
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington–(continued)
Washington (State of) Housing Finance Commission (Transforming Age);
Series 2019 A, RB(e)	5.00%	01/01/2034	$ 745	$ 802,559
Series 2019 A, RB(e)	5.00%	01/01/2039	1,400	1,485,120
Washington (State of) Tobacco Settlement Authority; Series 2013, Ref. RB	5.00%	06/01/2022	3,260	3,491,786
				37,328,585
West Virginia–0.40%
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District); Series 2017 A, Ref. RB(e)	5.50%	06/01/2037	2,000	2,107,340
West Virginia (State of) Economic Development Authority (Appalachian Power Co. - Amos); Series 2010 A, Ref. RB	5.38%	12/01/2038	1,750	1,757,017
West Virginia (State of) Economic Development Authority (Entsorga West Virginia LLC);
Series 2016, RB(a)(e)	6.75%	02/01/2026	2,000	1,933,980
Series 2018, RB(a)(e)	8.75%	02/01/2036	640	649,120
West Virginia University; Series 2019, RB	5.00%	10/01/2032	1,155	1,510,752
				7,958,209
Wisconsin–2.20%
Public Finance Authority (Beyond Boone LLC - Appalachian State University); Series 2019 A, RB (INS - AGM)(b)	5.00%	07/01/2034	800	964,408
Public Finance Authority (City of Boynton Beach, Florida Municipal Improvements); Series 2018, RB	5.00%	07/01/2035	2,000	2,517,080
Public Finance Authority (Community School of Davidson); Series 2018, RB	5.00%	10/01/2033	390	427,787
Public Finance Authority (Goodwill Industries of Southern Nevada, Inc.); Series 2019 A, RB	5.50%	12/01/2038	1,930	1,916,402
Public Finance Authority (Mallard Creek Stem Academy); Series 2019 A, RB(e)	4.38%	06/15/2029	2,105	2,226,269
Public Finance Authority (Southminster); Series 2018, RB(e)	5.00%	10/01/2043	500	519,660
Public Finance Authority (Wingate University); Series 2018 A, Ref. RB	5.25%	10/01/2038	1,000	1,092,640
Superior (City of), WI (Superior Water, Light & Power Co.); Series 2007 A, Ref. RB(a)	5.38%	11/01/2021	1,370	1,375,631
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Senior Credit Group); Series 2016 A, Ref. RB	4.00%	11/15/2036	2,000	2,272,260
Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community);
Series 2017, Ref. RB	5.00%	06/01/2030	1,560	1,696,625
Series 2017, Ref. RB	5.00%	06/01/2032	1,720	1,861,608
Wisconsin (State of) Health & Educational Facilities Authority (Camillus Health System);
Series 2019 B-2, Ref. RB	2.55%	11/01/2027	2,000	1,988,660
Series 2019 B-3, Ref. RB	2.25%	11/01/2026	1,000	985,240
Wisconsin (State of) Health & Educational Facilities Authority (Marshfield Clinic); Series 2012 B, RB	5.00%	02/15/2028	500	522,410
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance);
Series 2012, RB	5.00%	06/01/2025	2,450	2,591,512
Series 2012, RB	5.00%	06/01/2026	1,000	1,056,720
Wisconsin (State of) Public Finance Authority (21st Century Public Academy); Series 2020 A, RB(e)	3.75%	06/01/2030	350	341,789
Wisconsin (State of) Public Finance Authority (ACTS Retirement-Life Community); Series 2020 A, RB	4.00%	11/15/2037	600	668,148
Wisconsin (State of) Public Finance Authority (Bancroft Neurohealth);
Series 2016 A, RB(e)	5.00%	06/01/2025	1,000	1,085,310
Series 2016 A, RB(e)	4.63%	06/01/2036	125	132,555
Wisconsin (State of) Public Finance Authority (Explore Academy); Series 2020 A, RB(e)	6.13%	02/01/2039	500	514,630
Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center); Series 2018 A-1, RB(e)	6.25%	01/01/2038	3,250	2,694,607
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.); Series 2018 A, RB	5.20%	12/01/2037	4,000	4,539,080
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences);
Series 2012, RB	5.00%	04/01/2022	315	320,705
Series 2015, Ref. RB	5.00%	04/01/2025	995	1,045,297
Wisconsin (State of) Public Finance Authority (Wittenberg University); Series 2016, RB(e)	4.13%	12/01/2024	2,900	2,961,306
Wisconsin Health & Educational Facilities Authority (American Baptist Homes of the Midwest Obligated Group); Series 2017, Ref. RB	5.00%	08/01/2032	5,100	5,077,356
				43,395,695
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wyoming–0.09%
Wyoming (State of) Municipal Power Agency; Series 2017 A, Ref. RB (INS - BAM)(b)	5.00%	01/01/2031	$ 1,500	$ 1,840,980
TOTAL INVESTMENTS IN SECURITIES(o)–101.98% (Cost $1,895,004,776)					2,009,813,646
FLOATING RATE NOTE OBLIGATIONS–(2.07)%
Notes with interest and fee rates ranging from 0.66% to 0.71% at 11/30/2020 and contractual maturities of collateral ranging from 09/01/2022 to 06/01/2032(p)					(40,790,000)
OTHER ASSETS LESS LIABILITIES–0.09%					1,864,731
NET ASSETS –100.00%					$1,970,888,377
Investment Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
Ctfs.	– Certificates
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LIBOR	– London Interbank Offered Rate
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SGI	– Syncora Guarantee, Inc.
SIFMA	– Securities Industry and Financial Markets Association
USD	– U.S. Dollar
VRD	– Variable Rate Demand
Wts.	– Warrants
Notes to Schedule of Investments:
(a)	Security subject to the alternative minimum tax.
(b)	Principal and/or interest payments are secured by the bond insurance company listed.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2020.
(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2020 was $143,883,833, which represented 7.30% of the Fund’s Net Assets.
(f)	Restricted security. The aggregate value of these securities at period end was $6,574,280, which represented less than 1% of the Fund’s Net Assets.
(g)	Zero coupon bond issued at a discount.
(h)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(i)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on November 30, 2020.
(j)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(k)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30, 2020 was $10,966,403, which represented less than 1% of the Fund’s Net Assets.
(l)	Underlying security related to TOB Trusts entered into by the Fund.
(m)	Security subject to crossover refunding.
(n)	Security is subject to a reimbursement agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $15,800,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.
(o)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.
(p)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2020. At November 30, 2020, the Fund’s investments with a value of $69,841,279 are held by TOB Trusts and serve as collateral for the $40,790,000 in the floating rate note obligations outstanding at that date.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$2,009,813,646	$—	$2,009,813,646
Other Investments - Assets
Investments Matured	—	985,636	—	985,636
Total Investments	$—	$2,010,799,282	$—	$2,010,799,282
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco Intermediate Term Municipal Income Fund